UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04014
Meridian Fund, Inc.®
(Exact name of registrant as specified in charter)

100 Fillmore St., Suite 325
Denver, CO 80206
(Address of principal executive offices) (Zip code)

David J. Corkins
100 Fillmore St., Suite 325
Denver, CO  80206
(Name and address of agent for service)
Registrant's telephone number, including area code:
303-398-2929
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s undefined report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Meridian Growth Fund
Legacy Class | (MERDX)
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Legacy Class)	$92	0.91%
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the consumer staples and healthcare sectors aided relative returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Legacy Class/(MERDX))	1.43%	5.24%	6.56%
Russell 2500® Growth Index	8.81%	7.50%	8.53%
Russell 3000® Index	15.30%	15.96%	12.96%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$787,275,400
Total number of portfolio holdings	89
Total advisory fees paid	$7,550,611
Portfolio turnover rate as of the end of the reporting period	40%
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.0%
Trimble, Inc.	2.8%
Cargurus, Inc.	2.7%
Euronet Worldwide, Inc.	2.3%
Doximity, Inc. Class A	2.3%
Churchill Downs, Inc.	2.2%
GLOBALFOUNDRIES, Inc.	2.2%
Align Technology, Inc.	2.1%
Sprout Social, Inc. Class A	2.1%
Federal Signal Corp.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Institutional Class | (MRRGX)
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Institutional Class)	$89	0.88%
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the consumer staples and healthcare sectors aided relative returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Institutional Class/(MRRGX))	1.46%	5.27%	6.58%
Russell 2500® Growth Index	8.81%	7.50%	8.53%
Russell 3000® Index	15.30%	15.96%	12.96%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$787,275,400
Total number of portfolio holdings	89
Total advisory fees paid	$7,550,611
Portfolio turnover rate as of the end of the reporting period	40%
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.0%
Trimble, Inc.	2.8%
Cargurus, Inc.	2.7%
Euronet Worldwide, Inc.	2.3%
Doximity, Inc. Class A	2.3%
Churchill Downs, Inc.	2.2%
GLOBALFOUNDRIES, Inc.	2.2%
Align Technology, Inc.	2.1%
Sprout Social, Inc. Class A	2.1%
Federal Signal Corp.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Class A | (MRAGX)
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Class A)	$115	1.14%
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the consumer staples and healthcare sectors aided relative returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Class A/(MRAGX))	1.25%	5.00%	6.25%
Meridian Growth Fund (Class A/(MRAGX)) (1)	(4.57)%	3.76%	5.62%
Russell 2500® Growth Index	8.81%	7.50%	8.53%
Russell 3000® Index	15.30%	15.96%	12.96%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$787,275,400
Total number of portfolio holdings	89
Total advisory fees paid	$7,550,611
Portfolio turnover rate as of the end of the reporting period	40%
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.0%
Trimble, Inc.	2.8%
Cargurus, Inc.	2.7%
Euronet Worldwide, Inc.	2.3%
Doximity, Inc. Class A	2.3%
Churchill Downs, Inc.	2.2%
GLOBALFOUNDRIES, Inc.	2.2%
Align Technology, Inc.	2.1%
Sprout Social, Inc. Class A	2.1%
Federal Signal Corp.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Class C | (MRCGX)
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Class C)	$182	1.82%
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the consumer staples and healthcare sectors aided relative returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception
Meridian Growth Fund (Class C/(MRCGX))	0.50%	4.23%	5.50%
Russell 2500® Growth Index	8.81%	7.50%	8.49%
Russell 3000® Index	15.30%	15.96%	12.89%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$787,275,400
Total number of portfolio holdings	89
Total advisory fees paid	$7,550,611
Portfolio turnover rate as of the end of the reporting period	40%
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.0%
Trimble, Inc.	2.8%
Cargurus, Inc.	2.7%
Euronet Worldwide, Inc.	2.3%
Doximity, Inc. Class A	2.3%
Churchill Downs, Inc.	2.2%
GLOBALFOUNDRIES, Inc.	2.2%
Align Technology, Inc.	2.1%
Sprout Social, Inc. Class A	2.1%
Federal Signal Corp.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Growth Fund
Investor Class | (MRIGX)
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Meridian Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Growth Fund (Investor Class)	$97	0.96%
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  The market presented a challenging landscape for our approach as high-momentum stocks outperformed, creating a headwind to performance.
  From a sector perspective, positive stock selection in the consumer staples and healthcare sectors aided relative returns.
  Conversely, negative stock selection in the industrials and information technology sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Growth Fund (Investor Class/(MRIGX))	1.37%	5.18%	6.50%
Russell 2500® Growth Index	8.81%	7.50%	8.53%
Russell 3000® Index	15.30%	15.96%	12.96%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$787,275,400
Total number of portfolio holdings	89
Total advisory fees paid	$7,550,611
Portfolio turnover rate as of the end of the reporting period	40%
Top Ten Holdings (1)
RB Global, Inc. (Canada)	3.0%
Trimble, Inc.	2.8%
Cargurus, Inc.	2.7%
Euronet Worldwide, Inc.	2.3%
Doximity, Inc. Class A	2.3%
Churchill Downs, Inc.	2.2%
GLOBALFOUNDRIES, Inc.	2.2%
Align Technology, Inc.	2.1%
Sprout Social, Inc. Class A	2.1%
Federal Signal Corp.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Legacy Class | (MVALX)
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Legacy Class)	$127	1.17%
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  From a sector perspective, positive stock selection in the industrials and information technology sectors aided returns.
  Conversely, negative stock selection in the communication services and consumer discretionary sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Legacy Class/(MVALX))	16.91%	14.00%	10.27%
Russell 2500® Index	9.91%	11.44%	8.39%
Russell 2500® Value Index	10.47%	13.96%	7.73%
Russell 3000® Index	15.30%	15.96%	12.96%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$574,045,826
Total number of portfolio holdings	68
Total advisory fees paid	$5,590,040
Portfolio turnover rate as of the end of the reporting period	45%
Top Ten Holdings (1)
BWX Technologies, Inc.	3.4%
Cameco Corp. (Canada)	3.3%
Axis Capital Holdings Ltd.	3.3%
Mirion Technologies, Inc.	3.1%
First Citizens BancShares, Inc. Class A	3.1%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Corp. (Canada)	2.5%
Dollar Tree, Inc.	2.5%
Honest Co., Inc. (The)	2.5%
Perrigo Co. Plc	2.5%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Class A | (MFCAX)
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Class A)	$158	1.46%
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  From a sector perspective, positive stock selection in the industrials and information technology sectors aided returns.
  Conversely, negative stock selection in the communication services and consumer discretionary sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Class A/(MFCAX))	16.58%	13.66%	9.88%
Meridian Contrarian Fund (Class A/(MFCAX)) (1)	9.88%	12.32%	9.23%
Russell 2500® Index	9.91%	11.44%	8.39%
Russell 2500® Value Index	10.47%	13.96%	7.73%
Russell 3000® Index	15.30%	15.96%	12.96%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$574,045,826
Total number of portfolio holdings	68
Total advisory fees paid	$5,590,040
Portfolio turnover rate as of the end of the reporting period	45%
Top Ten Holdings (1)
BWX Technologies, Inc.	3.4%
Cameco Corp. (Canada)	3.3%
Axis Capital Holdings Ltd.	3.3%
Mirion Technologies, Inc.	3.1%
First Citizens BancShares, Inc. Class A	3.1%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Corp. (Canada)	2.5%
Dollar Tree, Inc.	2.5%
Honest Co., Inc. (The)	2.5%
Perrigo Co. Plc	2.5%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Class C | (MFCCX)
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Class C)	$243	2.25%
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  From a sector perspective, positive stock selection in the industrials and information technology sectors aided returns.
  Conversely, negative stock selection in the communication services and consumer discretionary sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years	Since Inception(1)
Meridian Contrarian Fund (Class C/(MFCCX))	15.67%	12.80%	N/A	9.11%
Russell 2500® Index	9.91%	11.44%	0.00%	8.35%
Russell 2500® Value Index	10.47%	13.96%	0.00%	7.70%
Russell 3000® Index	0.00%	15.96%	15.30%	12.89%
(1)	Inception date of Class C is July 01, 2015.
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$574,045,826
Total number of portfolio holdings	68
Total advisory fees paid	$5,590,040
Portfolio turnover rate as of the end of the reporting period	45%
Top Ten Holdings (1)
BWX Technologies, Inc.	3.4%
Cameco Corp. (Canada)	3.3%
Axis Capital Holdings Ltd.	3.3%
Mirion Technologies, Inc.	3.1%
First Citizens BancShares, Inc. Class A	3.1%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Corp. (Canada)	2.5%
Dollar Tree, Inc.	2.5%
Honest Co., Inc. (The)	2.5%
Perrigo Co. Plc	2.5%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund
Investor Class | (MFCIX)
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Meridian Contrarian Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Contrarian Fund (Investor Class)	$130	1.20%
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  From a sector perspective, positive stock selection in the industrials and information technology sectors aided returns.
  Conversely, negative stock selection in the communication services and consumer discretionary sectors were headwinds to relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Contrarian Fund (Investor Class/(MFCIX))	16.88%	13.95%	10.16%
Russell 2500® Index	9.91%	11.44%	8.39%
Russell 2500® Value Index	10.47%	13.96%	7.73%
Russell 3000® Index	15.30%	15.96%	12.96%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$574,045,826
Total number of portfolio holdings	68
Total advisory fees paid	$5,590,040
Portfolio turnover rate as of the end of the reporting period	45%
Top Ten Holdings (1)
BWX Technologies, Inc.	3.4%
Cameco Corp. (Canada)	3.3%
Axis Capital Holdings Ltd.	3.3%
Mirion Technologies, Inc.	3.1%
First Citizens BancShares, Inc. Class A	3.1%
Penguin Solutions, Inc.	2.7%
Brookfield Renewable Corp. (Canada)	2.5%
Dollar Tree, Inc.	2.5%
Honest Co., Inc. (The)	2.5%
Perrigo Co. Plc	2.5%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-contrarian-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Legacy Class | (MEIFX)
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Legacy Class)	$132	1.25%
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Large cap growth companies in the overall market returned 17.2% during the period.
  At period end, approximately 46% of the Fund’s portfolio was unhedged, with long-term capital growth the primary objective.
  Contributing positively to relative performance were several names in the utilities sector.
  Conversely, select holdings in the information technology sector detracted from relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Legacy Class/(MEIFX))	11.26%	10.32%	12.80%
S&P 500® Index	15.16%	16.64%	13.65%
CBOE S&P 500 Buy Write Index	10.25%	10.16%	6.42%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$43,028,074
Total number of portfolio holdings	97
Total advisory fees paid	$394,597
Portfolio turnover rate as of the end of the reporting period	40%
Top Ten Holdings (1)
Clear Secure, Inc. Class A	6.2%
Live Nation Entertainment, Inc.	5.6%
GEO Group, Inc. (The)	5.4%
GFL Environmental, Inc.	5.1%
Airbnb, Inc. Class A	4.4%
D.R. Horton, Inc.	4.4%
MGM Resorts International	4.2%
Shopify, Inc. Class A(Canada)	4.1%
DraftKings, Inc. Class A	3.8%
Cheniere Energy, Inc.	3.8%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Class A | (MRAEX)
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Class A)	$158	1.50%
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Large cap growth companies in the overall market returned 17.2% during the period.
  At period end, approximately 46% of the Fund’s portfolio was unhedged, with long-term capital growth the primary objective.
  Contributing positively to relative performance were several names in the utilities sector.
  Conversely, select holdings in the information technology sector detracted from relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Class A/(MRAEX))	11.00%	9.99%	12.42%
Meridian Hedged Equity Fund (Class A/(MRAEX)) (1)	4.60%	8.70%	11.76%
S&P 500® Index	15.16%	16.64%	13.65%
CBOE S&P 500 Buy Write Index	10.25%	10.16%	6.42%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$43,028,074
Total number of portfolio holdings	97
Total advisory fees paid	$394,597
Portfolio turnover rate as of the end of the reporting period	40%
Top Ten Holdings (1)
Clear Secure, Inc. Class A	6.2%
Live Nation Entertainment, Inc.	5.6%
GEO Group, Inc. (The)	5.4%
GFL Environmental, Inc.	5.1%
Airbnb, Inc. Class A	4.4%
D.R. Horton, Inc.	4.4%
MGM Resorts International	4.2%
Shopify, Inc. Class A(Canada)	4.1%
DraftKings, Inc. Class A	3.8%
Cheniere Energy, Inc.	3.8%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Class C | (MRCEX)
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Class C)	$236	2.25%
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Large cap growth companies in the overall market returned 17.2% during the period.
  At period end, approximately 46% of the Fund’s portfolio was unhedged, with long-term capital growth the primary objective.
  Contributing positively to relative performance were several names in the utilities sector.
  Conversely, select holdings in the information technology sector detracted from relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception(1)
Meridian Hedged Equity Fund (Class C/(MRCEX))	10.18%	9.40%	11.85%
S&P 500® Index	15.16%	16.64%	13.57%
CBOE S&P 500 Buy Write Index	10.25%	10.16%	6.36%
(1)	Inception date of Class C is July 01, 2015.
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$43,028,074
Total number of portfolio holdings	97
Total advisory fees paid	$394,597
Portfolio turnover rate as of the end of the reporting period	40%
Top Ten Holdings (1)
Clear Secure, Inc. Class A	6.2%
Live Nation Entertainment, Inc.	5.6%
GEO Group, Inc. (The)	5.4%
GFL Environmental, Inc.	5.1%
Airbnb, Inc. Class A	4.4%
D.R. Horton, Inc.	4.4%
MGM Resorts International	4.2%
Shopify, Inc. Class A(Canada)	4.1%
DraftKings, Inc. Class A	3.8%
Cheniere Energy, Inc.	3.8%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund
Investor Class | (MRIEX)
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Meridian Hedged Equity Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Hedged Equity Fund (Investor Class)	$132	1.25%
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Large cap growth companies in the overall market returned 17.2% during the period.
  At period end, approximately 46% of the Fund’s portfolio was unhedged, with long-term capital growth the primary objective.
  Contributing positively to relative performance were several names in the utilities sector.
  Conversely, select holdings in the information technology sector detracted from relative performance.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Hedged Equity Fund (Investor Class/(MRIEX))	11.53%	10.37%	12.72%
S&P 500® Index	15.16%	16.64%	13.65%
CBOE S&P 500 Buy Write Index	10.25%	10.16%	6.42%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$43,028,074
Total number of portfolio holdings	97
Total advisory fees paid	$394,597
Portfolio turnover rate as of the end of the reporting period	40%
Top Ten Holdings (1)
Clear Secure, Inc. Class A	6.2%
Live Nation Entertainment, Inc.	5.6%
GEO Group, Inc. (The)	5.4%
GFL Environmental, Inc.	5.1%
Airbnb, Inc. Class A	4.4%
D.R. Horton, Inc.	4.4%
MGM Resorts International	4.2%
Shopify, Inc. Class A(Canada)	4.1%
DraftKings, Inc. Class A	3.8%
Cheniere Energy, Inc.	3.8%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-hedged-equity-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Legacy Class | (MSGGX)
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Legacy Class)	$127	1.25%
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, negative stock selection in the industrials and healthcare sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Legacy Class/(MSGGX))	2.51%	6.31%	6.88%
Russell 2000® Growth Index	9.73%	7.42%	7.14%
Russell 3000® Index	15.30%	15.96%	12.96%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$349,821,396
Total number of portfolio holdings	93
Total advisory fees paid	$4,010,553
Portfolio turnover rate as of the end of the reporting period	37%
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.7%
Cargurus, Inc.	3.1%
Consensus Cloud Solutions, Inc.	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.5%
Kirby Corp.	2.4%
Mirion Technologies, Inc.	2.4%
Alight, Inc. Class A	2.3%
Sprout Social, Inc. Class A	2.0%
Federal Signal Corp.	2.0%
Remitly Global, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Institutional Class | (MSGRX)
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Institutional Class)	$111	1.10%
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, negative stock selection in the industrials and healthcare sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Institutional Class/(MSGRX))	2.72%	6.42%	6.98%
Russell 2000® Growth Index	9.73%	7.42%	7.14%
Russell 3000® Index	15.30%	15.96%	12.96%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$349,821,396
Total number of portfolio holdings	93
Total advisory fees paid	$4,010,553
Portfolio turnover rate as of the end of the reporting period	37%
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.7%
Cargurus, Inc.	3.1%
Consensus Cloud Solutions, Inc.	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.5%
Kirby Corp.	2.4%
Mirion Technologies, Inc.	2.4%
Alight, Inc. Class A	2.3%
Sprout Social, Inc. Class A	2.0%
Federal Signal Corp.	2.0%
Remitly Global, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Class A | (MSGAX)
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Class A)	$152	1.50%
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, negative stock selection in the industrials and healthcare sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Class A/(MSGAX))	2.23%	5.99%	6.54%
Meridian Small Cap Growth Fund (Class A/(MSGAX)) (1)	(3.63)%	4.74%	5.91%
Russell 2000® Growth Index	9.73%	7.42%	7.14%
Russell 3000® Index	15.30%	15.96%	12.96%
(1)	Assuming maximum sales charge, if any. Class A Shares are subject to a maximum initial sales charge of 5.75%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$349,821,396
Total number of portfolio holdings	93
Total advisory fees paid	$4,010,553
Portfolio turnover rate as of the end of the reporting period	37%
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.7%
Cargurus, Inc.	3.1%
Consensus Cloud Solutions, Inc.	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.5%
Kirby Corp.	2.4%
Mirion Technologies, Inc.	2.4%
Alight, Inc. Class A	2.3%
Sprout Social, Inc. Class A	2.0%
Federal Signal Corp.	2.0%
Remitly Global, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Class C | (MSGCX)
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Class C)	$227	2.25%
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, negative stock selection in the industrials and healthcare sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception(1)
Meridian Small Cap Growth Fund (Class C/(MSGCX))	1.41%	5.23%	5.79%
Russell 2000® Growth Index	9.73%	7.42%	7.12%
Russell 3000® Index	15.30%	15.96%	12.89%
(1)	Inception date of Class C is July 01, 2015.
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$349,821,396
Total number of portfolio holdings	93
Total advisory fees paid	$4,010,553
Portfolio turnover rate as of the end of the reporting period	37%
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.7%
Cargurus, Inc.	3.1%
Consensus Cloud Solutions, Inc.	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.5%
Kirby Corp.	2.4%
Mirion Technologies, Inc.	2.4%
Alight, Inc. Class A	2.3%
Sprout Social, Inc. Class A	2.0%
Federal Signal Corp.	2.0%
Remitly Global, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Investor Class | (MISGX)
Annual SHAREHOLDER REPORT | June 30, 2025
This annual shareholder report contains important information about the Meridian Small Cap Growth Fund (“Fund”) for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 1-800-446-6662.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Meridian Small Cap Growth Fund (Investor Class)	$127	1.25%
What drove fund performance during the past 12 months?
  U.S. equities moved higher over the 12-month period ended June 30, 2025.
  The U.S. election results, potential tariffs, and geopolitical uncertainty were key influences on the markets during the period.
  Small cap stocks, while delivering a respectable 8% return over the period, were generally overshadowed by the market’s narrow focus on larger, AI-related companies.
  From a sector perspective, stock selection was positive in the consumer staples and energy sectors.
  Conversely, negative stock selection in the industrials and healthcare sectors detracted from relative returns.
How has the Fund historically performed?
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Meridian Small Cap Growth Fund (Investor Class/(MISGX))	2.53%	6.28%	6.82%
Russell 2000® Growth Index	9.73%	7.42%	7.14%
Russell 3000® Index	15.30%	15.96%	12.96%
The Fund's past performance is not a good predictor of future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Key Fund Statistics
Fund net assets	$349,821,396
Total number of portfolio holdings	93
Total advisory fees paid	$4,010,553
Portfolio turnover rate as of the end of the reporting period	37%
Top Ten Holdings (1)
Turning Point Brands, Inc.	3.7%
Cargurus, Inc.	3.1%
Consensus Cloud Solutions, Inc.	2.5%
Evolve Vacation Rental Network, Inc. Series 8	2.5%
Kirby Corp.	2.4%
Mirion Technologies, Inc.	2.4%
Alight, Inc. Class A	2.3%
Sprout Social, Inc. Class A	2.0%
Federal Signal Corp.	2.0%
Remitly Global, Inc.	2.0%
Sector Allocation (1)
(1) Figures are reported as a percentage of net assets.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, holdings, and proxy voting information at https://www.arrowmarkpartners.com/meridian/fund/meridian-small-cap-growth-fund/. You can also request this information by contacting us at 800.446.6662.
Householding
We will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family.  Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund.  If you would like to receive individual mailings, please call the Funds’ transfer agent at 800.446.6662.
Meridian Funds
www.arrowmarkpartners.com/meridian/

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)

There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that James Glavin is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $143,500 in 2025 and $163,500 in 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2025 and $0 in 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $21,600 in 2025 and $21,600 in 2024. The fiscal year tax fees were for review of each fund’s federal and excise tax returns and year-end distributions.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2025 and $0 in 2024.

(e)(1)

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services to be provided to the Registrant by the principal accountant, including services provided to any entity affiliated with the Registrant.

PROHIBITED SERVICES

The Committee shall confirm with the Auditor engaged to perform the audit of the Company that the Auditor is not performing contemporaneously any of the following non-audit services for the Company, the Adviser, or any affiliates of the Company or Adviser:

1.	bookkeeping or other services related to the accounting records or financial statements of the Company;

2.	financial information systems design and implementation;

3.	appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

4.	actuarial services;

5.	internal audit outsourcing services;

6.	management functions or human resources;

7.	broker or dealer, investment adviser, or investment banking services;

8.	legal services and expert services unrelated to the audit; and

9.	any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

The Auditor is responsible for informing the Committee of whether it believes that a particular service is permissible or prohibited pursuant to applicable regulations and standards.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	N/A

(d)	N/A

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant for each of the last two fiscal years of the registrant was $21,600 in 2025 and $21,600 in 2024. The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 in 2025 and $0 in 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The annual financial statements are attached herewith.

Financial Statements and Other Important Information June 30, 2025

Meridian Fund, Inc.

Meridian Growth Fund

Meridian Contrarian Fund

Meridian Hedged Equity Fund

Meridian Small Cap Growth Fund

MERIDIAN FUND, INC.

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund

Schedule of Investments

June 30, 2025

	Shares	Value
Common Stocks - 94.6%
Communication Services - 6.8%

Diversified Telecommunication Services - 1.0%
Iridium Communications, Inc.	258,332	$7,793,877

Interactive Media & Services - 5.8%
Cargurus, Inc.[1]	638,899	21,383,950
IAC, Inc.[1]	181,982	6,795,208
Ziff Davis, Inc.[1]	450,820	13,646,321
ZipRecruiter, Inc. Class A1,2	717,339	3,593,868

		45,419,347

Total Communication Services		53,213,224

Consumer Discretionary - 8.1%

Automobile Components - 0.4%
Fox Factory Holding Corp.[1]	121,553	3,153,085

Hotels, Restaurants & Leisure - 5.1%
Churchill Downs, Inc.	175,603	17,735,903
DraftKings, Inc. Class A1	363,404	15,586,398
Red Rock Resorts, Inc. Class A	73,580	3,828,367
Sportradar Group AG Class A (Switzerland)[1]	111,365	3,127,129

		40,277,797

Specialty Retail - 1.8%
Chewy, Inc. Class A1	130,571	5,564,936
Floor & Decor Holdings, Inc. Class A1	52,387	3,979,317
Sally Beauty Holdings, Inc.[1]	537,140	4,973,916

		14,518,169

Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp.[1]	57,811	5,958,580

Total Consumer Discretionary		63,907,631

Consumer Staples - 0.8%

Tobacco - 0.8%
Turning Point Brands, Inc.	80,134	6,071,753

Total Consumer Staples		6,071,753

Energy - 1.8%

Oil, Gas & Consumable Fuels - 1.8%
Crescent Energy Co. Class A	334,265	2,874,679
Viper Energy, Inc.	289,499	11,038,597

Total Energy		13,913,276

Financials - 5.8%

Capital Markets - 1.1%
WisdomTree, Inc.[2]	745,623	8,582,120

Financial Services - 3.9%
Chime Financial, Inc. Class A1	36,028	1,243,326
Euronet Worldwide, Inc.[1]	177,389	17,983,697

	Shares	Value
Remitly Global, Inc.[1]	615,466	$11,552,297

		30,779,320

Insurance - 0.8%
First American Financial Corp.	100,533	6,171,721

Total Financials		45,533,161

Health Care - 28.7%

Biotechnology - 6.7%
Agios Pharmaceuticals, Inc.[1]	139,063	4,625,235
Dyne Therapeutics, Inc.[1]	107,102	1,019,611
Exact Sciences Corp.[1]	106,628	5,666,212
Halozyme Therapeutics, Inc.[1]	209,672	10,907,138
Legend Biotech Corp. ADR[1,2]	127,947	4,540,839
Madrigal Pharmaceuticals, Inc.[1,2]	32,035	9,695,073
Nuvalent, Inc. Class A1	55,798	4,257,387
Veracyte, Inc.[1]	460,968	12,459,965

		53,171,460

Health Care Equipment & Supplies - 11.7%
Align Technology, Inc.[1]	85,995	16,281,433
Axogen, Inc.[1]	235,544	2,555,652
Cooper Cos., Inc. (The)[1]	184,443	13,124,964
Globus Medical, Inc. Class A1	210,997	12,453,043
Merit Medical Systems, Inc.[1]	123,077	11,505,238
PROCEPT BioRobotics Corp.[1,2]	64,059	3,689,798
QuidelOrtho Corp.[1]	131,860	3,800,205
STERIS Plc	67,064	16,110,114
Tandem Diabetes Care, Inc.[1]	444,243	8,280,690
TransMedics Group, Inc.[1,2]	31,361	4,202,688

		92,003,825

Health Care Providers & Services - 2.5%
HealthEquity, Inc.[1]	68,915	7,219,535
Hinge Health, Inc. Class A1,2	93,173	4,821,703
Progyny, Inc.[1]	347,341	7,641,502

		19,682,740

Health Care Technology - 6.2%
Certara, Inc.[1]	1,319,987	15,443,848
Doximity, Inc. Class A1	292,651	17,951,213
Waystar Holding Corp.[1]	378,744	15,479,267

		48,874,328

Life Sciences Tools & Services - 1.6%
Bio-Techne Corp.	141,131	7,261,190
Stevanato Group SpA (Italy)[2]	204,268	4,990,267

		12,251,457

Total Health Care		225,983,810

Industrials - 24.9%

Aerospace & Defense - 3.0%
Curtiss-Wright Corp.	28,468	13,908,041
StandardAero, Inc.[1]	312,835	9,901,228

		23,809,269

The accompanying notes are an integral part of the financial statements.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund

Schedule of Investments (continued)

June 30, 2025

	Shares	Value
Commercial Services & Supplies - 6.5%
ACV Auctions, Inc. Class A1	716,413	$11,620,219
Cimpress Plc (Ireland)[1]	129,200	6,072,400
GFL Environmental, Inc.	110,645	5,583,147
MSA Safety, Inc.	26,314	4,408,384
RB Global, Inc. (Canada)	220,730	23,439,319

		51,123,469

Electrical Equipment - 3.2%
Generac Holdings, Inc.[1]	61,375	8,789,514
Sensata Technologies Holding Plc	534,829	16,103,701

		24,893,215

Machinery - 5.3%
Federal Signal Corp.	152,205	16,197,656
JBT Marel Corp.	86,717	10,428,587
Middleby Corp. (The)[1]	55,343	7,969,392
Timken Co. (The)	52,924	3,839,636
Toro Co. (The)	51,922	3,669,847

		42,105,118

Marine Transportation - 1.7%
Kirby Corp.[1]	118,947	13,489,779

Professional Services - 3.1%
Alight, Inc. Class A	2,774,543	15,703,913
TriNet Group, Inc.	113,720	8,317,481

		24,021,394

Trading Companies & Distributors - 2.1%
Applied Industrial Technologies, Inc.	41,280	9,595,536
Core & Main, Inc. Class A1	115,949	6,997,522

		16,593,058

Total Industrials		196,035,302

Information Technology - 17.2%

Electronic Equipment, Instruments & Components - 2.8%
Trimble, Inc.[1]	289,027	21,960,271

Semiconductors & Semiconductor Equipment - 3.5%
GLOBALFOUNDRIES, Inc.[1,2]	448,039	17,115,090
ON Semiconductor Corp.[1]	195,386	10,240,180

		27,355,270

Software - 10.9%
Alkami Technology, Inc.[1]	451,379	13,604,563
Blackbaud, Inc.[1]	175,133	11,245,290
Cellebrite DI Ltd. (Israel)[1]	229,140	3,666,240
Consensus Cloud Solutions, Inc.[1]	173,398	3,998,558
Dynatrace, Inc.[1]	275,900	15,232,439
Elastic, N.V.[1]	74,495	6,282,163
Klaviyo, Inc. Class A1	133,273	4,475,307
Monday.com Ltd.[1]	19,957	6,276,078

	Shares	Value
N-able, Inc.[1]	662,690	$5,367,789
Sprout Social, Inc. Class A1	776,094	16,228,126

		86,376,553

Total Information Technology		135,692,094

Materials - 0.5%

Construction Materials - 0.5%
Eagle Materials, Inc.	20,702	4,184,081

Total Materials		4,184,081

Total Common Stocks - 94.6% (Cost $624,085,892)		744,534,332

Preferred Stocks - 4.5%
Communication Services - 1.8%

Interactive Media & Services - 1.8%
Evolve Vacation Rental Network, Inc. Series 9 Acquisition Date: 5/29/20, Cost $4,499,999[1,3,4]	776,451	14,162,466

Total Communication Services		14,162,466

Information Technology - 1.6%

IT Services - 1.1%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $7,164,990[1,3,4]	290,316	8,404,648

Software - 0.5%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $7,369,692[1,3,4]	167,493	4,255,997

Total Information Technology		12,660,645

Real Estate - 1.1%

Real Estate Management & Development - 1.1%
Apartment List, Inc. Series D Acquisition Date: 11/2/20 -12/21/20, Cost $8,399,997[1,3,4]	2,299,479	8,370,104

Total Real Estate		8,370,104

Total Preferred Stocks - 4.5% (Cost $27,434,678)		35,193,215

Private Investment Fund - 0.5%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $4,037,882[1,3,5]	4,038	3,555,597

Total Private Investment Fund - 0.5% (Cost $4,037,882)		3,555,597

The accompanying notes are an integral part of the financial statements.

Meridian Funds	5	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund

Schedule of Investments (continued)

June 30, 2025

	Shares	Value
Convertible Note - 0.1%
Information Technology - 0.1%

Software - 0.1%
Skyryse, Inc. Acquisition Date: 4/10/24, Cost $1,000,000[1,3,4]	1,000,000	$1,000,000

Total Information Technology		1,000,000

Total Convertible Note - 0.1% (Cost $1,000,000)		1,000,000

	Shares/ Principal Amount
Short-Term Investments - 2.2%
Money Market Funds - 2.2%

Goldman Sachs Financial Square Government Fund, Institutional Class, 4.21% [6]	14,384,495	14,384,495

	Shares/ Principal Amount	Value
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 4.26% [6,7]	3,242,185	$3,242,185

Total Money Market Funds (Cost $17,626,680)		17,626,680

Total Short-Term Investments - 2.2% (Cost $17,626,680)		17,626,680

Total Investments - 101.9%
(Cost $674,185,132)		801,909,824

Liabilities in Excess of Other Assets - (1.9)%		(14,634,424)

Net Assets - 100.0%		$787,275,400

ADR—American Depositary Receipt

AG—Aktiengesellschaft is the German term for Public Limited Company

N.V.—Naamloze Vennootschap is the Dutch term for limited liability company

Plc—Public Limited Company

SpA—Società per Azioni

[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at June 30, 2025. Total value of such securities at year-end amounts to $24,689,074 and represents 3.14% of net assets.
[3]

Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at year-end amounts to $39,748,812 and represents 5.05% of net assets.

[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures utilized by the Valuation Designee. See Note 1 in Notes to financial statements.
[5]

Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.

[6]	The rate shown is the 7-Day SEC yield as of June 30, 2025.
[7]	Collateral received from brokers for securities lending was invested in short-term investments.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	6	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund

Schedule of Investments

June 30, 2025

	Shares	Value
Common Stocks - 91.9%
Communication Services - 0.1%

Interactive Media & Services - 0.1%
Samba TV, Inc. Common Shares Acquisition Date: 5/1/25, Cost $3,843,995[1,2,3]	15,368	$237,436
Samba TV, Inc. Common Shares in Escrow Acquisition Date: 5/1/25, Cost $2,406,005[1,2,3]	9,625	141,271

Total Communication Services		378,707

Consumer Discretionary - 5.3%

Hotels, Restaurants & Leisure - 2.5%
Lucky Strike Entertainment
Corp. Class A4	578,803	5,284,472
Six Flags Entertainment Corp.[4]	191,000	5,812,130
Sweetgreen, Inc. Class A3	222,157	3,305,696

		14,402,298

Specialty Retail - 1.9%
Aritzia, Inc. (Canada)[3]	215,216	11,141,732

Textiles, Apparel & Luxury Goods - 0.9%
VF Corp.	423,975	4,981,706

Total Consumer Discretionary		30,525,736

Consumer Staples - 6.2%

Beverages - 0.7%
Zevia PBC Class A3	1,200,000	3,864,000

Consumer Staples Distribution & Retail - 2.5%
Dollar Tree, Inc.[3]	146,562	14,515,501

Food Products - 0.5%
Mama’s Creations, Inc.[3]	350,000	2,905,000

Personal Care Products - 2.5%
Honest Co., Inc. (The)[3]	2,848,546	14,499,099

Total Consumer Staples		35,783,600

Energy - 6.1%

Oil, Gas & Consumable Fuels - 6.1%
California Resources Corp.	178,000	8,129,260
Cameco Corp. (Canada)	255,289	18,950,102
Denison Mines Corp. (Canada)[3,4]	2,499,000	4,548,180
NexGen Energy Ltd. (Canada)[3,4]	536,655	3,724,386

Total Energy		35,351,928

Financials - 12.7%

Banks - 5.0%
First Citizens BancShares, Inc. Class A	9,160	17,921,265
Texas Capital Bancshares, Inc.[3]	136,000	10,798,400

		28,719,665

	Shares	Value
Capital Markets - 2.9%
DigitalBridge Group, Inc.	707,121	$7,318,702
LPL Financial Holdings, Inc.	25,835	9,687,350

		17,006,052

Insurance - 4.8%
Axis Capital Holdings Ltd.	181,000	18,791,420
Universal Insurance Holdings, Inc.	314,000	8,707,220

		27,498,640

Total Financials		73,224,357

Health Care - 11.5%

Biotechnology - 2.7%
Legend Biotech Corp. ADR[3]	268,821	9,540,458
ORIC Pharmaceuticals, Inc.[3,4]	370,000	3,755,500
Zenas Biopharma, Inc.[3,4]	243,812	2,362,538

		15,658,496

Health Care Equipment & Supplies - 4.1%
Envista Holdings Corp.[3]	663,643	12,967,584
Neogen Corp.[3,4]	869,000	4,153,820
QuidelOrtho Corp.[3]	218,000	6,282,760

		23,404,164

Health Care Providers & Services - 1.3%
Tenet Healthcare Corp.[3]	43,400	7,638,400

Health Care Technology - 0.9%
Certara, Inc.[3]	429,000	5,019,300

Pharmaceuticals - 2.5%
Perrigo Co. Plc	528,000	14,108,160

Total Health Care		65,828,520

Industrials - 16.7%

Aerospace & Defense - 3.4%
BWX Technologies, Inc.	134,223	19,336,165

Building Products - 0.5%
Advanced Drainage Systems, Inc.	27,000	3,101,220

Commercial Services & Supplies - 1.1%
VSE Corp.[4]	50,000	6,549,000

Electrical Equipment - 2.8%
American Superconductor Corp.[3]	156,432	5,739,490
Regal Rexnord Corp.	69,600	10,089,216

		15,828,706

Ground Transportation - 1.6%
Knight-Swift Transportation Holdings, Inc.	110,813	4,901,259
U-Haul Holding Co.[3,4]	75,800	4,590,448

		9,491,707

The accompanying notes are an integral part of the financial statements.

Meridian Funds	7	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund

Schedule of Investments (continued)

June 30, 2025

	Shares	Value
Machinery - 1.6%
Hillman Solutions Corp.[3]	391,000	$2,791,740
Kornit Digital Ltd. (Israel)[3]	317,000	6,311,470

		9,103,210

Professional Services - 3.8%
CACI International, Inc. Class A3	26,200	12,489,540
Parsons Corp.[3]	40,000	2,870,800
Planet Labs PBC[3]	1,064,958	6,496,244

		21,856,584

Trading Companies & Distributors - 1.9%
Core & Main, Inc. Class A3	179,000	10,802,650

Total Industrials		96,069,242

Information Technology - 18.3%

Electronic Equipment, Instruments & Components -6.6%
Mirion Technologies, Inc.[3]	833,000	17,934,490
nLight, Inc.[3]	464,717	9,145,631
Trimble, Inc.[3]	139,656	10,611,063

		37,691,184

Semiconductors & Semiconductor Equipment - 7.5%
Advanced Micro Devices, Inc.[3]	77,000	10,926,300
Ambarella, Inc.[3]	65,000	4,294,225
CEVA, Inc.[3]	395,000	8,682,100
Navitas Semiconductor Corp.[3,4]	353,000	2,312,150
PDF Solutions, Inc.[3]	65,000	1,389,700
Penguin Solutions, Inc.[3,4]	779,782	15,447,481

		43,051,956

Software - 3.7%
Adeia, Inc.	444,000	6,278,160
BlackBerry Ltd. (Canada)[3,4]	1,346,833	6,168,495
LiveRamp Holdings, Inc.[3]	274,314	9,063,335

		21,509,990

Technology Hardware, Storage & Peripherals - 0.5%
Corsair Gaming, Inc.[3]	273,000	2,574,390

Total Information Technology		104,827,520

Materials - 6.1%

Containers & Packaging - 3.2%
Crown Holdings, Inc.	133,642	13,762,453
Ranpak Holdings Corp.[3]	1,296,000	4,626,720

		18,389,173

Metals & Mining - 2.9%
Constellium SE3	578,913	7,699,543
New Gold, Inc. (Canada)[3]	1,768,000	8,751,600

		16,451,143

Total Materials		34,840,316

	Shares	Value
Real Estate - 3.0%

Residential REITs - 1.5%
Sun Communities, Inc.	67,288	$8,511,259

Specialized REITs - 1.5%
VICI Properties, Inc.	268,000	8,736,800

Total Real Estate		17,248,059

Utilities - 5.9%

Electric Utilities - 2.2%
Evergy, Inc.[4]	184,000	12,683,120

Independent Power & Renewable Electricity Producers -2.6%
Brookfield Renewable Corp. (Canada)[4]	444,300	14,564,154

Water Utilities - 1.1%
Consolidated Water Co. Ltd.[4]	212,837	6,389,367

Total Utilities		33,636,641

Total Common Stocks - 91.9% (Cost $380,122,334)		527,714,626

Rights - 0.1%
Health Care - 0.1%

Biotechnology - 0.1%
Albireo Pharma, Inc. CVR[2,3]	150,750	362,745

Total Health Care		362,745

Total Rights - 0.1% (Cost $0)		362,745

	Shares/ Principal Amount
Short-Term Investments - 11.6%
Money Market Funds - 11.6%

Goldman Sachs Financial Square Government Fund, Institutional Class, 4.21%[5]	51,052,740	51,052,740

The accompanying notes are an integral part of the financial statements.

Meridian Funds	8	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund

Schedule of Investments (continued)

June 30, 2025

	Shares/ Principal Amount	Value
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 4.26% [5,6]	15,656,221	$15,656,221

Total Money Market Funds (Cost $66,708,961)		66,708,961

Total Short-Term Investments - 11.6% (Cost $66,708,961)		66,708,961

Total Investments - 103.6%
(Cost $446,831,295)		594,786,332

Liabilities in Excess of Other Assets - (3.6)%		(20,740,506)

Net Assets - 100.0%		$574,045,826

ADR—American Depositary Receipt

CVR—Contingent Value Rights

PBC—Public Benefit Corporation

Plc—Public Limited Company

SE—Societas Europaea is the Latin term for a public limited liability company

[1]

Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at year-end amounts to $378,707 and represents 0.07% of net assets.

[2]	Security is valued using significant unobservable inputs in good faith in accordance with procedures utilized by the Valuation Designee. See Note 1 in Notes to financial statements.
[3]	Non-income producing securities.
[4]	All or portion of this security is on loan at June 30, 2025. Total value of such securities at year-end amounts to $28,695,362 and represents 5.00% of net assets.
[5]	The rate shown is the 7-Day SEC yield as of June 30, 2025.
[6]	Collateral received from brokers for securities lending was invested in short-term investments.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	9	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund

Schedule of Investments

June 30, 2025

	Shares	Value
Common Stocks - 119.0%
Communication Services - 19.1%

Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	5,892	$254,947

Entertainment - 9.8%
Electronic Arts, Inc.[1]	7,100	1,133,870
Live Nation Entertainment, Inc.[1,2]	16,000	2,420,480
Madison Square Garden Entertainment Corp.[2]	4,977	198,931
Walt Disney Co. (The)	3,546	439,739

		4,193,020

Interactive Media & Services - 3.5%
Angi, Inc.[2]	2,189	33,404
IAC, Inc.[2]	4,170	155,708
Match Group, Inc.[1]	43,200	1,334,448

		1,523,560

Media - 5.2%
Boston Omaha Corp. Class A2	26,555	372,832
Comcast Corp. Class A1	24,000	856,560
Liberty Broadband Corp. Class C2	7,553	743,064
Sirius XM Holdings, Inc.[3]	11,515	264,500

		2,236,956

Total Communication Services		8,208,483

Consumer Discretionary - 25.6%

Broadline Retail - 2.6%
Amazon.com, Inc.[2]	5,115	1,122,180

Diversified Consumer Services - 0.8%
ADT, Inc.[1]	40,000	338,800

Hotels, Restaurants & Leisure - 14.9%
Airbnb, Inc. Class A1,2	14,400	1,905,696
DraftKings, Inc. Class A1,2	38,400	1,646,976
Las Vegas Sands Corp.[1]	24,000	1,044,240
MGM Resorts International[1,2]	52,800	1,815,792

		6,412,704

Household Durables - 4.3%
D.R. Horton, Inc.[1]	14,500	1,869,340

Specialty Retail - 2.5%
Home Depot, Inc. (The)	1,148	420,903
Valvoline, Inc.[1,2]	16,900	640,003

		1,060,906

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	3,025	214,896

Total Consumer Discretionary		11,018,826

Consumer Staples - 7.8%

Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp.	473	468,242

	Shares	Value
Target Corp.	2,234	$220,384

		688,626

Food Products - 4.3%
Archer-Daniels-Midland Co.[1]	15,000	791,700
Dole Plc	32,645	456,703
Lamb Weston Holdings, Inc.[1]	11,300	585,905

		1,834,308

Personal Care Products - 1.9%
Kenvue, Inc.[1]	39,412	824,893

Total Consumer Staples		3,347,827

Energy - 6.3%

Oil, Gas & Consumable Fuels - 6.3%
Cheniere Energy, Inc.[1]	6,700	1,631,584
Chevron Corp.	3,310	473,959
Phillips 66[1]	4,900	584,570

Total Energy		2,690,113

Financials - 16.2%

Banks - 4.6%
JPMorgan Chase & Co.	4,000	1,159,640
U.S. Bancorp	17,777	804,409

		1,964,049

Capital Markets - 3.7%
Intercontinental Exchange, Inc.	6,664	1,222,644
S&P Global, Inc.	690	363,830

		1,586,474

Financial Services - 5.7%
PayPal Holdings, Inc.[1,2]	14,660	1,089,531
Visa, Inc. Class A	3,911	1,388,601

		2,478,132

Insurance - 2.2%
Chubb Ltd.[1]	3,300	956,076

Total Financials		6,984,731

Health Care - 6.7%

Biotechnology - 0.0%
GRAIL, Inc.[2,3]	645	33,166

Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.[1]	800	249,576

Life Sciences Tools & Services - 3.9%
Danaher Corp.[1]	6,825	1,348,210
Illumina, Inc.[1,2]	3,400	324,394

		1,672,604

Pharmaceuticals - 2.2%
Johnson & Johnson	2,215	338,341
Royalty Pharma Plc Class A	16,759	603,827

		942,168

Total Health Care		2,897,514

The accompanying notes are an integral part of the financial statements.

Meridian Funds	10	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund

Schedule of Investments (continued)

June 30, 2025

	Shares	Value
Industrials - 13.5%

Commercial Services & Supplies - 12.5%
ACV Auctions, Inc. Class A1,2	53,594	$869,295
GEO Group, Inc. (The)[1,2]	97,000	2,323,150
GFL Environmental, Inc.[1]	43,426	2,191,276

		5,383,721

Professional Services - 1.0%
CACI International, Inc. Class A2	840	400,428

Total Industrials		5,784,149

Information Technology - 15.6%

IT Services - 4.1%
Shopify, Inc. Class A (Canada)[1,2]	15,300	1,764,855

Semiconductors & Semiconductor Equipment - 1.8%
GLOBALFOUNDRIES, Inc.[2,3]	4,200	160,440
NVIDIA Corp.	2,530	399,715
QUALCOMM, Inc.[1]	1,300	207,038

		767,193

Software - 9.7%
Clear Secure, Inc. Class A1	96,000	2,664,960
Microsoft Corp.	2,018	1,003,773
Zoom Communications, Inc. Class A1,2	6,300	491,274

		4,160,007

Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.	88	18,055

Total Information Technology		6,710,110

Materials - 1.3%

Chemicals - 1.3%
International Flavors & Fragrances, Inc.[1]	7,800	573,690

Total Materials		573,690

Real Estate - 3.5%

Health Care REITs - 0.5%
Alexandria Real Estate Equities, Inc.	2,941	213,605

Real Estate Management & Development - 0.1%
Seaport Entertainment Group, Inc.[2,3]	1,361	25,383

Specialized REITs - 2.9%
American Tower Corp.	2,978	658,197
Equinix, Inc.	772	614,103

		1,272,300

Total Real Estate		1,511,288

	Shares	Value
Utilities - 3.4%

Electric Utilities - 1.8%
Entergy Corp.	9,574	$795,791

Independent Power & Renewable Electricity Producers - 1.6%
Vistra Corp.	3,510	680,273

Total Utilities		1,476,064

Total Common Stocks - 119.0% (Cost $42,895,295)		51,202,795

	Shares/ Principal Amount
Short-Term Investments - 6.8%
Money Market Funds - 6.8%

Goldman Sachs Financial Square Government Fund, Institutional Class, 4.21% [4]	2,875,637	2,875,637
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 4.26% [4,5]	55,175	55,175

Total Money Market Funds (Cost $2,930,812)		2,930,812

Total Short-Term Investments - 6.8% (Cost $2,930,812)		2,930,812

Total Investments - 125.8%
(Cost $45,826,107)		54,133,607

Liabilities in Excess of Other Assets - (25.8)%		(11,105,533)

Net Assets - 100.0%		$43,028,074

		Value
Call Options Written - (25.7)%
Total Call Options Written - (25.7)% (Premium received $(10,069,144))		$(11,040,382)

The accompanying notes are an integral part of the financial statements.

Meridian Funds	11	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund

Schedule of Investments (continued)

June 30, 2025

Plc—Public Limited Company

[1]	Securities, or a portion thereof, with a value of $32,244,778 were pledged as collateral for written options by the fund.
[2]	Non-income producing securities.
[3]	All or portion of this security is on loan at June 30, 2025. Total value of such securities at year-end amounts to $481,586 and represents 1.12% of net assets.
[4]	The rate shown is the 7-Day SEC yield as of June 30, 2025.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	12	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund

Schedule of Investments (continued)

June 30, 2025

Exchange-Traded Options Written

Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
ACV Auctions, Inc. Class A	$10.00	11/21/25	400	$648,800	$(252,948)	$(340,000)
ADT, Inc.	6.00	11/21/25	400	338,800	(89,538)	(108,000)
GFL Environmental, Inc.	35.00	12/19/25	259	1,306,914	(297,529)	(450,660)
Airbnb, Inc. Class A	85.00	1/16/26	144	1,905,696	(547,495)	(736,560)
Archer-Daniels-Midland Co.	45.00	1/16/26	150	791,700	(189,507)	(138,450)
Cheniere Energy, Inc.	155.00	1/16/26	67	1,631,584	(284,160)	(629,130)
Clear Secure, Inc. Class A	16.86	1/16/26	960	2,664,960	(630,660)	(1,132,800)
D.R. Horton, Inc.	120.00	1/16/26	49	631,708	(192,158)	(94,178)
D.R. Horton, Inc.	115.00	1/16/26	96	1,237,632	(362,853)	(218,880)
GEO Group, Inc. (The)	15.00	1/16/26	970	2,323,150	(1,439,324)	(960,300)
Illumina, Inc.	80.00	1/16/26	34	324,394	(265,550)	(107,100)
Lamb Weston Holdings, Inc.	65.00	1/16/26	80	414,800	(205,257)	(20,400)
Live Nation Entertainment, Inc.	70.00	1/16/26	160	2,420,480	(509,252)	(1,364,800)
Match Group, Inc.	25.00	1/16/26	192	593,088	(254,248)	(136,320)
MGM Resorts International	40.00	1/16/26	384	1,320,576	(524,188)	(79,104)
QUALCOMM, Inc.	185.00	1/16/26	13	207,038	(72,522)	(8,905)
Valvoline, Inc.	30.00	1/16/26	169	640,003	(224,711)	(170,690)
Zoom Communications, Inc. Class A	55.00	1/16/26	63	491,274	(148,000)	(164,430)
Chubb Ltd.	255.00	3/20/26	33	956,076	(136,536)	(163,350)
Las Vegas Sands Corp.	35.00	3/20/26	240	1,044,240	(366,564)	(265,200)
Shopify, Inc. Class A	45.00	3/20/26	153	1,764,855	(559,021)	(1,126,845)
Danaher Corp.	200.00	6/18/26	48	948,192	(218,177)	(126,720)
International Flavors & Fragrances, Inc.	65.00	6/18/26	78	573,690	(133,033)	(112,008)
PayPal Holdings, Inc.	60.00	6/18/26	115	854,680	(298,405)	(233,450)
Kenvue, Inc.	18.00	9/18/26	240	502,320	(120,171)	(160,800)
MGM Resorts International	40.00	12/18/26	144	495,216	(221,620)	(75,600)
Comcast Corp. Class A	30.00	1/15/27	240	856,560	(184,582)	(192,000)
DraftKings, Inc. Class A	20.00	1/15/27	384	1,646,976	(586,348)	(968,832)
Electronic Arts, Inc.	115.00	1/15/27	71	1,133,870	(234,788)	(406,120)
Match Group, Inc.	25.00	1/15/27	240	741,360	(296,663)	(214,800)
Phillips 66	110.00	1/15/27	49	584,570	(143,999)	(111,230)
UnitedHealth Group, Inc.	420.00	1/15/27	8	249,576	(79,337)	(22,720)
				Total	$(10,069,144)	$(11,040,382)

The accompanying notes are an integral part of the financial statements.

Meridian Funds	13	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund

Schedule of Investments

June 30, 2025

	Shares	Value
Common Stocks - 89.5%
Communication Services - 4.9%
Interactive Media & Services - 4.7%
Angi, Inc.[1]	206,964	$3,158,271
Cargurus, Inc.[1]	326,916	10,941,878
ZipRecruiter, Inc. Class A1	445,401	2,231,459

		16,331,608
Media - 0.2%
TechTarget, Inc.[1]	91,141	708,166

Total Communication Services		17,039,774
Consumer Discretionary - 6.3%
Automobile Components - 1.4%
Fox Factory Holding Corp.[1]	57,111	1,481,459
Stoneridge, Inc.[1]	487,468	3,431,775

		4,913,234
Hotels, Restaurants & Leisure - 3.7%
First Watch Restaurant Group, Inc.[1,2]	238,634	3,827,689
Genius Sports Ltd. (United Kingdom)[1]	345,141	3,589,466
Pursuit Attractions and Hospitality, Inc.[1]	66,902	1,928,785
Red Rock Resorts, Inc. Class A	35,939	1,869,906
Sweetgreen, Inc. Class A1,2	114,863	1,709,162

		12,925,008
Leisure Products - 0.4%
Clarus Corp.	408,725	1,418,276
Specialty Retail - 0.8%
Sally Beauty Holdings, Inc.[1]	304,830	2,822,726

Total Consumer Discretionary		22,079,244
Consumer Staples - 3.7%
Tobacco - 3.7%
Turning Point Brands, Inc.	171,945	13,028,273

Total Consumer Staples		13,028,273
Energy - 3.1%
Energy Equipment & Services - 0.3%
NCS Multistage Holdings, Inc.[1]	35,932	1,061,072
Oil, Gas & Consumable Fuels - 2.8%
Crescent Energy Co. Class A	153,325	1,318,595
Infinity Natural Resources, Inc. Class A1	108,317	1,983,284
Viper Energy, Inc.	165,991	6,329,237

		9,631,116

Total Energy		10,692,188

	Shares	Value
Financials - 4.2%
Capital Markets - 1.2%
WisdomTree, Inc.	355,801	$4,095,269
Financial Services - 3.0%
International Money Express, Inc.[1,2]	349,487	3,526,324
Remitly Global, Inc.[1]	379,743	7,127,776

		10,654,100

Total Financials		14,749,369
Health Care - 28.0%
Biotechnology - 10.4%
4D Molecular Therapeutics, Inc.[1]	130,435	483,914
CareDx, Inc.[1]	308,053	6,019,356
Centrexion Therapeutics Corp. (Dividend Shares) Acquisition Date: 3/14/19, Cost $0[1,3,4]	17,318	520
CG oncology, Inc.[1,2]	95,574	2,484,924
Kiniksa Pharmaceuticals International Plc[1]	98,788	2,733,464
Neurogene, Inc.[1,2]	114,252	1,708,067
Newamsterdam Pharma Co., N.V. (Netherlands)[1]	86,540	1,567,239
Nuvalent, Inc. Class A1	31,897	2,433,741
ORIC Pharmaceuticals, Inc.[1,2]	312,847	3,175,397
PMV Pharmaceuticals, Inc.[1]	1,255,473	1,330,801
ProQR Therapeutics, N.V. (Netherlands)[1]	559,736	1,141,862
SpringWorks Therapeutics, Inc.[1]	79,101	3,716,956
Veracyte, Inc.[1]	254,014	6,865,998
Zenas Biopharma, Inc.[1,2]	273,850	2,653,607

		36,315,846
Health Care Equipment & Supplies - 6.2%
Axogen, Inc.[1]	227,160	2,464,686
Beta Bionics, Inc. Acquisition Date: 10/9/18 - 8/28/23, Cost $5,906,817[1,3]	367,188	5,346,257
Merit Medical Systems, Inc.[1]	53,364	4,988,467
PROCEPT BioRobotics Corp.[1,2]	27,061	1,558,714
QuidelOrtho Corp.[1]	63,071	1,817,706
Tandem Diabetes Care, Inc.[1]	206,007	3,839,971
TransMedics Group, Inc.[1,2]	13,244	1,774,828

		21,790,629
Health Care Providers & Services - 3.6%
HealthEquity, Inc.[1]	30,797	3,226,293
Hinge Health, Inc. Class A1	39,277	2,032,585
Pediatrix Medical Group, Inc.[1]	250,605	3,596,182

The accompanying notes are an integral part of the financial statements.

Meridian Funds	14	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund

Schedule of Investments (continued)

June 30, 2025

	Shares	Value
Progyny, Inc.[1]	170,081	$3,741,782

		12,596,842
Health Care Technology - 5.5%
Certara, Inc.[1]	584,379	6,837,234
Phreesia, Inc.[1]	195,133	5,553,485
Waystar Holding Corp.[1]	167,569	6,848,545

		19,239,264
Life Sciences Tools & Services - 1.7%
Stevanato Group SpA (Italy)[2]	244,736	5,978,900
Pharmaceuticals - 0.6%
Structure Therapeutics, Inc. ADR[1,2]	102,390	2,123,569

Total Health Care		98,045,050
Industrials - 20.7%
Aerospace & Defense - 2.0%
Byrna Technologies, Inc.[1,2]	101,323	3,128,854
Voyager Technologies, Inc. Class A1	100,024	3,925,942

		7,054,796
Commercial Services & Supplies - 5.2%
ACV Auctions, Inc. Class A1	331,844	5,382,510
Cimpress Plc (Ireland)[1]	66,247	3,113,609
Montrose Environmental Group, Inc.[1]	126,032	2,758,840
RB Global, Inc. (Canada)	65,998	7,008,328

		18,263,287
Machinery - 3.0%
Federal Signal Corp.	66,995	7,129,608
Kadant, Inc.[2]	10,802	3,429,095

		10,558,703
Marine Transportation - 2.4%
Kirby Corp.[1]	72,448	8,216,328
Professional Services - 5.2%
Alight, Inc. Class A	1,389,148	7,862,578
Asure Software, Inc.[1]	313,029	3,055,163
Forrester Research, Inc.[1]	280,965	2,781,553
TriNet Group, Inc.	62,796	4,592,899

		18,292,193
Trading Companies & Distributors - 2.9%
NPK International, Inc.[1]	611,168	5,201,039
Titan Machinery, Inc.[1,2]	138,749	2,748,618
Transcat, Inc.[1]	24,954	2,145,046

		10,094,703

Total Industrials		72,480,010

	Shares	Value
Information Technology - 17.0%
Electronic Equipment, Instruments & Components -3.0%
Crane NXT Co.	40,909	$2,204,995
Mirion Technologies, Inc.[1]	381,296	8,209,303

		10,414,298
Semiconductors & Semiconductor Equipment - 1.0%
Allegro MicroSystems, Inc. (Japan)[1]	98,652	3,372,912
Software - 13.0%
8x8, Inc.[1,2]	1,053,296	2,064,460
Alkami Technology, Inc.[1]	216,135	6,514,309
Amplitude, Inc. Class A1	571,621	7,088,100
Blackbaud, Inc.[1]	84,892	5,450,915
Cellebrite DI Ltd. (Israel)[1]	100,747	1,611,952
Consensus Cloud Solutions, Inc.[1]	383,734	8,848,906
CS Disco, Inc.[1]	371,739	1,624,500
I3 Verticals, Inc. Class A1,2	71,240	1,957,675
PagerDuty, Inc.[1,2]	215,611	3,294,536
Sprout Social, Inc. Class A1	342,005	7,151,325

		45,606,678

Total Information Technology		59,393,888
Materials - 0.7%
Containers & Packaging - 0.7%
Ranpak Holdings Corp.[1]	668,921	2,388,048

Total Materials		2,388,048
Utilities - 0.9%
Water Utilities - 0.9%
Pure Cycle Corp.[1]	306,713	3,287,963

Total Utilities		3,287,963
Total Common Stocks - 89.5% (Cost $285,422,874)		313,183,807
Preferred Stocks - 8.0%
Communication Services - 2.5%
Specialty Retail - 2.5%
Evolve Vacation Rental Network, Inc. Series 8 Acquisition Date: 6/15/18, Cost $3,999,999[1,3,4]	470,013	8,573,037

Total Communication Services		8,573,037
Health Care - 1.5%
Biotechnology - 1.5%
Centrexion Therapeutics Corp. Acquisition Date: 12/18/17, Cost $2,995,007[1,3,4]	1,663,893	149,750

The accompanying notes are an integral part of the financial statements.

Meridian Funds	15	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund

Schedule of Investments (continued)

June 30, 2025

	Shares	Value
DNA Script Series C Acquisition Date: 10/8/21, Cost $3,431,721[1,3,4]	3,955	$935,832
YAP Therapeutics, Inc. Series B Acquisition Date: 1/12/22, Cost $3,000,005[1,3,4]	64,544	4,063,045

Total Health Care		5,148,627
Information Technology - 2.3%
IT Services - 1.4%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $4,184,983[1,3,4]	169,570	4,909,052
Software - 0.9%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $5,655,320[1,3,4]	128,530	3,265,947

Total Information Technology		8,174,999
Real Estate - 1.7%
Real Estate Management & Development - 1.7%
Apartment List, Inc. Series D Acquisition Date: 12/21/20 - 12/24/20, Cost $5,999,998[1,3,4]	1,642,485	5,978,646

Total Real Estate		5,978,646
Total Preferred Stocks - 8.0% (Cost $29,267,033)		27,875,309
Private Investment Fund - 0.7%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $2,917,695[1,3,5]	2,918	2,569,206

Total Private Investment Fund - 0.7% (Cost $2,917,695)		2,569,206

	Shares	Value
Rights - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Inhibrx, Inc. CVR[1,4]	96,915	$67,434

Total Health Care		67,434
Total Rights - 0.0% (Cost $0)		67,434

	Shares/ Principal Amount
Short-Term Investments - 6.3%
Money Market Funds - 6.3%
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.21% [6]	6,438,955	6,438,955
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 4.26% [6,7]	15,403,989	15,403,989

Total Money Market Funds (Cost $21,842,944)		21,842,944
Total Short-Term Investments - 6.3% (Cost $21,842,944)		21,842,944
Total Investments - 104.5%
(Cost $339,450,546)		365,538,700
Liabilities in Excess of Other Assets - (4.5)%		(15,717,304)

Net Assets - 100.0%		$349,821,396

The accompanying notes are an integral part of the financial statements.

Meridian Funds	16	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund

Schedule of Investments (continued)

June 30, 2025

ADR—American Depositary Receipt

CVR—Contingent Value Rights

N.V.—Naamloze Vennootschap is the Dutch term for limited liability company

Plc—Public Limited Company

SpA—Società per Azioni

[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at June 30, 2025. Total value of such securities at year-end amounts to $24,408,718 and represents 6.98% of net assets.
[3]

Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at year-end amounts to $35,791,292 and represents 10.23% of net assets.

[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures utilized by the Valuation Designee. See Note 1 in Notes to financial statements.
[5]

Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.

[6]	The rate shown is the 7-Day SEC yield as of June 30, 2025.
[7]	Collateral received from brokers for securities lending was invested in short-term investments.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	17	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.

Statements of Assets and Liabilities

June 30, 2025	Meridian Growth Fund	Meridian Contrarian Fund	Meridian Hedged Equity Fund	Meridian Small Cap Growth Fund
Assets
Investments, at value[1,2]	$801,909,824	$594,786,332	$54,133,607	$365,538,700
Receivables and other assets:
Fund shares purchased	331,830	3,805	4,507	529,577
Investments sold	—	2,871,525	—	97,913
Dividends	110,171	481,991	43,887	80,641
Securities lending interest	3,768	56,681	59	11,319
Prepaid expenses	45,153	31,416	18,116	22,554

Total Assets	802,400,746	598,231,750	54,200,176	366,280,704

Liabilities
Collateral held for securities on loan	3,242,185	15,656,221	55,175	15,403,989
Options written at value[3]	—	—	11,040,382	—
Payables and other accrued expenses:
Fund shares sold	11,118,177	79,616	27	292,390
Investments purchased	—	7,818,922	—	215,582
Investment management fees	501,567	456,659	26,563	327,130
Distribution and service plan fees	694	822	441	2,002
Professional fees	90,427	62,198	34,091	99,858
Directors’ fees	1,576	—	—	—
Transfer agent fees	95,132	72,049	5,278	54,592
Other	75,588	39,437	10,145	63,765

Total Liabilities	15,125,346	24,185,924	11,172,102	16,459,308

Commitment and Contigencies (see Note 1)
Net Assets	$787,275,400	$574,045,826	$43,028,074	$349,821,396

Net Assets Consist of
Paid-in capital	$611,591,918	$375,489,082	$35,563,532	$303,119,657
Accumulated earnings	175,683,482	198,556,744	7,464,542	46,701,739

Net Assets	$787,275,400	$574,045,826	$43,028,074	$349,821,396

[1] Investments at cost	$674,185,132	$446,831,295	$45,826,107	$339,450,546

[2]  Including securities on loan valued at $24,689,074, $28,695,362, $481,586 and $24,408,718 respectively. See Note 4 in Notes to Financial Statements.

[3]  Written options, premium received of $—, $—, $10,069,144 and $—, respectively.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	18	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.

Statements of Assets and Liabilities (continued)

June 30, 2025	Meridian Growth Fund	Meridian Contrarian Fund	Meridian Hedged Equity Fund	Meridian Small Cap Growth Fund
Net Asset Value
Legacy Class
Net Assets	$619,120,498	$564,371,911	$37,915,385	$10,960,994
Shares outstanding[1]	17,791,803	13,679,505	2,746,557	869,257

Net Asset value per share (offering and redemption price)	$34.80	$41.26	$13.80	$12.61

Institutional Class
Net Assets	$152,343,566	$—	$—	$259,245,631
Shares outstanding[1]	4,372,244	—	—	20,271,492

Net Asset value per share (offering and redemption price)	$34.84	$—	$—	$12.79

Class A
Net Assets	$2,087,764	$2,013,680	$2,156,882	$6,406,584
Shares outstanding[1]	64,172	51,033	162,484	539,581

Net Asset value per share (offering and redemption price)	$32.53	$39.46	$13.27	$11.87

Class C
Net Assets	$335,917	$539,401	$5,693	$810,427
Shares outstanding[1]	11,133	14,742	453	75,510

Net Asset value per share (offering and redemption price)	$30.17	$36.59	$12.57	$10.73

Investor Class
Net Assets	$13,387,655	$7,120,834	$2,950,114	$72,397,760
Shares outstanding[1]	391,784	174,894	214,316	5,801,851

Net Asset value per share (offering and redemption price)	$34.17	$40.72	$13.77	$12.48

[1]	500,000,000 shares authorized, $0.01 par value.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	19	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.

Statements of Operations

For the Year Ended June 30, 2025	Meridian Growth Fund	Meridian Contrarian Fund	Meridian Hedged Equity Fund	Meridian Small Cap Growth Fund
Investment Income
Dividends	$4,733,150	$7,419,880	$784,231	$1,707,061
Foreign taxes withheld	(71,630)	(133,240)	(327)	(20,197)
Securities lending[1]	79,916	989,368	1,192	116,930

Total investment income	4,741,436	8,276,008	785,096	1,803,794

Expenses
Investment management fees	7,550,611	5,590,040	394,597	4,010,553
Custodian fees	115,976	65,817	10,630	55,688
Distribution and service plan fees:
Class A	3,728	3,833	4,528	17,331
Class C	4,424	5,530	56	13,388
Directors’ fees	200,870	110,281	8,726	75,673
Pricing fees	145,465	87,714	23,767	110,760
Audit and tax fees	38,001	40,073	30,159	72,425
Legal fees	45,552	26,003	3,144	23,428
Registration and filing fees	106,794	91,186	89,748	110,553
Shareholder communications fees	61,993	46,602	5,142	—
Transfer agent fees	556,603	416,773	33,782	326,140
Recoupment of investment advisory fees previously waived	—	80	—	5,753
Miscellaneous expenses	115,375	66,305	21,616	19,732

Total expenses	8,945,392	6,550,237	625,895	4,841,424

Less waivers and/or reimbursements (Note 6)	—	—	(66,652)	(211,511)

Net expenses	8,945,392	6,550,237	559,243	4,629,913

Net investment income (loss)	(4,203,956)	1,725,771	225,853	(2,826,119)

Realized and Unrealized Gain (Loss)
Net realized gain/(loss) on investments and foreign currency transactions	112,522,003	52,353,215	(288,611)	47,489,022
Net realized gain on written options	—	—	677,107	—
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(88,812,326)	32,832,555	713,662	(31,316,609)
Net change in unrealized appreciation on written options	—	—	3,452,114	—

Total realized and unrealized gain	23,709,677	85,185,770	4,554,272	16,172,413

Net increase in net assets resulting from operations	$19,505,721	$86,911,541	$4,780,125	$13,346,294

[1]	Net of rebates and fees paid to borrowers.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	20	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.

Statements of Changes in Net Assets

	Meridian Growth Fund		Meridian Contrarian Fund
Changes in Net Assets From:	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
Operations
Net investment income/(loss)	$(4,203,956)	$(3,380,139)	$1,725,771	$2,604,795
Net realized gain	112,522,003	81,710,343	52,353,215	22,023,916
Net change in unrealized appreciation/(depreciation)	(88,812,326)	(80,885,277)	32,832,555	(8,025,959)

Net increase/(decrease) in net assets resulting from operations	19,505,721	(2,555,073)	86,911,541	16,602,752

Distributions to Shareholders:
Legacy Class	(851,664)	—	(22,856,624)	(30,160,813)
Institutional Class	(350,433)	—	—	—
Class A	(3,564)	—	(63,515)	(77,166)
Class C	(711)	—	(23,069)	(37,712)
Investor Class	(22,046)	—	(535,918)	(958,306)

Decrease in net assets from distributions	(1,228,418)	—	(23,479,126)	(31,233,997)

Fund Share Transactions
Net decrease in net assets resulting from fund share transactions (Note 2)	(378,066,543)	(306,711,113)	(54,134,488)	(37,071,532)

Total increase/(decrease) in net assets	(359,789,240)	(309,266,186)	9,297,927	(51,702,777)

Net Assets
Beginning of Year	1,147,064,640	1,456,330,826	564,747,899	616,450,676

End of Year	$787,275,400	$1,147,064,640	$574,045,826	$564,747,899

The accompanying notes are an integral part of the financial statements.

Meridian Funds	21	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.

Statements of Changes in Net Assets (continued)

	Meridian Hedged Equity Fund		Meridian Small Cap Growth Fund
Changes in Net Assets From:	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
Operations
Net investment income/(loss)	$225,853	$325,610	$(2,826,119)	$(3,508,853)
Net realized gain	388,496	4,994,346	47,489,022	80,286,019
Net change in unrealized appreciation/(depreciation)	4,165,776	873,703	(31,316,609)	(50,882,661)

Net increase in net assets resulting from operations	4,780,125	6,193,659	13,346,294	25,894,505

Distributions to Shareholders:
Legacy Class	(5,177,449)	(268,416)	(241,124)	—
Institutional Class	—	—	(5,195,528)	—
Class A	(275,215)	(6,832)	(182,310)	—
Class C	(822)	(27)	(31,777)	—
Investor Class	(352,475)	(12,899)	(2,030,735)	—

Decrease in net assets from distributions	(5,805,961)	(288,174)	(7,681,474)	—

Fund Share Transactions
Net decrease in net assets resulting from fund share transactions (Note 2)	(1,220,048)	(8,230,414)	(97,049,550)	(371,649,402)

Total decrease in net assets	(2,245,884)	(2,324,929)	(91,384,730)	(345,754,897)

Net Assets
Beginning of Year	45,273,958	47,598,887	441,206,126	786,961,023

End of Year	$43,028,074	$45,273,958	$349,821,396	$441,206,126

The accompanying notes are an integral part of the financial statements.

Meridian Funds	22	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund

Financial Highlights

	For the Fiscal Year Ended June 30,
Legacy Class	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of year	$34.35	$34.20	$33.95	$55.49	$35.86

Income (loss) from investment operations:
Net investment loss[1]	(0.15)	(0.09)	(0.11)	(0.21)	(0.24)
Net realized and unrealized gain (loss)	0.64	0.24	4.46	(13.93)	20.29

Net increase (decrease) from investment operations	0.49	0.15	4.35	(14.14)	20.05

Less distributions to shareholders:
Distributions from net realized capital gains	(0.04)	—	(4.10)	(7.40)	(0.42)

Total distributions to shareholders	(0.04)	—	(4.10)	(7.40)	(0.42)

Redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$34.80	$34.35	$34.20	$33.95	$55.49

Total return	1.43%	0.44%	14.67%	(29.20)%	56.11%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.43)%[3]	(0.27)%[3]	(0.31)%[3]	(0.43)%[3]	(0.51)%[3]
Ratio of expenses to average net assets	0.91%[3]	0.90%[3]	0.88%[3]	0.85%[3]	0.84%[3]

Supplemental Data
Net Assets, End of Year (000’s)	$619,120	$737,420	$930,493	$962,311	$1,503,022
Portfolio Turnover Rate	40%	33%	47%	42%	30%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	23	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund

Financial Highlights

	For the Fiscal Year Ended June 30,
Institutional Class	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of year	$34.38	$34.22	$33.96	$55.48	$35.85

Income (loss) from investment operations:
Net investment loss[1]	(0.14)	(0.08)	(0.09)	(0.19)	(0.23)
Net realized and unrealized gain (loss)	0.64	0.24	4.45	(13.93)	20.28

Net increase (decrease) from investment operations	0.50	0.16	4.36	(14.12)	20.05

Less distributions to shareholders:
Distributions from net realized capital gains	(0.04)	—	(4.10)	(7.40)	(0.42)

Total distributions to shareholders	(0.04)	—	(4.10)	(7.40)	(0.42)

Redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$34.84	$34.38	$34.22	$33.96	$55.48

Total return	1.46%	0.47%	14.69%	(29.17)%	56.13%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.40)%[3]	(0.24)%[3]	(0.27)%[3]	(0.40)%[3]	(0.49)%[3]
Ratio of expenses to average net assets	0.88%[3]	0.87%[3]	0.85%[3]	0.82%[3]	0.82%[3]

Supplemental Data
Net Assets, End of Year (000’s)	$152,344	$386,379	$488,196	$422,429	$660,985
Portfolio Turnover Rate	40%	33%	47%	42%	30%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	24	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund

Financial Highlights

	For the Fiscal Year Ended June 30,
Class A	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of year	$32.17	$32.09	$32.16	$53.12	$34.45

Income (loss) from investment operations:
Net investment loss[1]	(0.22)	(0.14)	(0.17)	(0.34)	(0.37)
Net realized and unrealized gain (loss)	0.62	0.22	4.20	(13.22)	19.46

Net increase (decrease) from investment operations	0.40	0.08	4.03	(13.56)	19.09

Less distributions to shareholders:
Distributions from net realized capital gains	(0.04)	—	(4.10)	(7.40)	(0.42)

Total distributions to shareholders	(0.04)	—	(4.10)	(7.40)	(0.42)

Redemption fees	0.00 [2]	—	—	—	0.00 [2]

Net asset value, end of year	$32.53	$32.17	$32.09	$32.16	$53.12

Total return[3]	1.25%	0.25%	14.48%	(29.43)%	55.62%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.66)%[4]	(0.44)%[4]	(0.52)%[4]	(0.75)%[4]	(0.82)%[4]
Ratio of expenses to average net assets	1.14%[4]	1.07%[4]	1.08%[4]	1.17%[4]	1.16%[4]

Supplemental Data
Net Assets, End of Year (000’s)	$2,088	$2,719	$3,414	$4,163	$6,045
Portfolio Turnover Rate	40%	33%	47%	42%	30%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	25	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund

Financial Highlights

	For the Fiscal Year Ended June 30,
Class C	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of year	$30.06	$30.19	$30.73	$51.42	$33.60

Income (loss) from investment operations:
Net investment loss[1]	(0.42)	(0.33)	(0.39)	(0.64)	(0.66)
Net realized and unrealized gain (loss)	0.57	0.20	3.95	(12.65)	18.90

Net increase (decrease) from investment operations	0.15	(0.13)	3.56	(13.29)	18.24

Less distributions to shareholders:
Distributions from net realized capital gains	(0.04)	—	(4.10)	(7.40)	(0.42)

Total distributions to shareholders	(0.04)	—	(4.10)	(7.40)	(0.42)

Redemption fees	—	—	—	—	—

Net asset value, end of year	$30.17	$30.06	$30.19	$30.73	$51.42

Total return[2]	0.50%	(0.43)%	13.56%	(29.91)%	54.49%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.35)%[3]	(1.14)%[3]	(1.30)%[3]	(1.44)%[3]	(1.53)%[3]
Ratio of expenses to average net assets	1.82%[3]	1.78%[3]	1.84%[3]	1.87%[3]	1.87%[3]

Supplemental Data
Net Assets, End of Year (000’s)	$336	$677	$961	$1,459	$2,899
Portfolio Turnover Rate	40%	33%	47%	42%	30%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Excludes the effects of any sales charges.
[3]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	26	www.arrowmarkpartners.com/meridian/

Meridian Growth Fund

Financial Highlights

	For the Fiscal Year Ended June 30,
Investor Class	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of year	$33.75	$33.62	$33.46	$54.83	$35.46

Income (loss) from investment operations:
Net investment loss[1]	(0.17)	(0.10)	(0.13)	(0.23)	(0.20)
Net realized and unrealized gain (loss)	0.63	0.23	4.39	(13.74)	19.99

Net increase (decrease) from investment operations	0.46	0.13	4.26	(13.97)	19.79

Less distributions to shareholders:
Distributions from net realized capital gains	(0.04)	—	(4.10)	(7.40)	(0.42)

Total distributions to shareholders	(0.04)	—	(4.10)	(7.40)	(0.42)

Redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	—	0.00 [2]

Net asset value, end of year	$34.17	$33.75	$33.62	$33.46	$54.83

Total return	1.37%	0.39%	14.61%	(29.25)%	56.01%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.48)%[3]	(0.31)%[3]	(0.38)%[3]	(0.50)%[3]	(0.47)%[3]
Ratio of expenses to average net assets	0.96%[3]	0.96%[3]	0.94%[3]	0.92%[3]	0.87%[3]

Supplemental Data
Net Assets, End of Year (000’s)	$13,388	$19,871	$33,267	$40,639	$62,145
Portfolio Turnover Rate	40%	33%	47%	42%	30%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	27	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund

Financial Highlights

	For the Fiscal Year Ended June 30,
Legacy Class	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of year	$36.79	$37.68	$36.27	$50.21	$31.63

Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.16	0.16	(0.01)	(0.04)
Net realized and unrealized gain (loss)	5.99	0.94	5.17	(7.44)	20.68

Net increase (decrease) from investment operations	6.11	1.10	5.33	(7.45)	20.64

Less distributions to shareholders:
Distributions from net investment income	(0.19)	(0.17)	—	—	(0.94)
Distributions from net realized capital gains	(1.45)	(1.82)	(3.92)	(6.49)	(1.12)

Total distributions to shareholders	(1.64)	(1.99)	(3.92)	(6.49)	(2.06)

Redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	—	0.00 [2]

Net asset value, end of year	$41.26	$36.79	$37.68	$36.27	$50.21

Total return	16.91%	3.02%	15.71%	(17.18)%	66.77%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	0.31%	0.45%	0.44%	(0.03)%	(0.11)%
Ratio of expenses to average net assets	1.17%	1.17%	1.15%	1.12%	1.11%

Supplemental Data
Net Assets, End of Year (000’s)	$564,372	$545,609	$596,928	$560,554	$730,712
Portfolio Turnover Rate	45%	58%	54%	57%	72%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	28	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund

Financial Highlights

	For the Fiscal Year Ended June 30,
Class A	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of year	$35.26	$36.13	$35.04	$48.85	$30.83

Income (loss) from investment operations:
Net investment income (loss)[1]	0.01	0.05	0.05	(0.17)	(0.21)
Net realized and unrealized gain (loss)	5.73	0.91	4.96	(7.17)	20.17

Net increase (decrease) from investment operations	5.74	0.96	5.01	(7.34)	19.96

Less distributions to shareholders:
Distributions from net investment income	(0.09)	(0.01)	—	—	(0.82)
Distributions from net realized capital gains	(1.45)	(1.82)	(3.92)	(6.49)	(1.12)

Total distributions to shareholders	(1.54)	(1.83)	(3.92)	(6.49)	(1.94)

Redemption fees	0.00 [2]	—	—	0.02	0.00 [2]

Net asset value, end of year	$39.46	$35.26	$36.13	$35.04	$48.85

Total return[3]	16.58%	2.74%	15.33%	(17.40)%	66.22%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	0.03%	0.14%	0.13%	(0.38)%	(0.51)%
Ratio of expenses to average net assets	1.46%	1.44%	1.46%	1.46%	1.43%

Supplemental Data
Net Assets, End of Year (000’s)	$2,014	$1,424	$2,451	$2,057	$3,403
Portfolio Turnover Rate	45%	58%	54%	57%	72%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	29	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund

Financial Highlights

	For the Fiscal Year Ended June 30,
Class C	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of year	$32.97	$34.16	$33.56	$47.38	$30.13

Income (loss) from investment operations:
Net investment loss[1]	(0.26)	(0.20)	(0.20)	(0.43)	(0.53)
Net realized and unrealized gain (loss)	5.33	0.83	4.72	(6.91)	19.69

Net increase (decrease) from investment operations	5.07	0.63	4.52	(7.34)	19.16

Less distributions to shareholders:
Distributions from net investment income	—	—	—	—	(0.79)
Distributions from net realized capital gains	(1.45)	(1.82)	(3.92)	(6.49)	(1.12)

Total distributions to shareholders	(1.45)	(1.82)	(3.92)	(6.49)	(1.91)

Redemption fees	—	—	0.00 [2]	0.01	—

Net asset value, end of year	$36.59	$32.97	$34.16	$33.56	$47.38

Total return[3]	15.67%	1.93%	14.50%	(18.01)%	65.03%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.77)%	(0.61)%	(0.59)%	(1.06)%	(1.27)%
Ratio of expenses to average net assets:
Total expenses	2.25%	2.24%	2.23%	2.19%	2.16%
After fees waived[4]	2.25%	2.23%	2.20%	2.19%	2.16%
After fees waived and excluding recoupment of past waived fees[4]	2.24%	—	—	—	—

Supplemental Data
Net Assets, End of Year (000’s)	$539	$570	$583	$403	$193
Portfolio Turnover Rate	45%	58%	54%	57%	72%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	See Note 6 to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	30	www.arrowmarkpartners.com/meridian/

Meridian Contrarian Fund

Financial Highlights

	For the Fiscal Year Ended June 30,
Investor Class	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of year	$36.32	$37.22	$35.89	$49.77	$31.37

Income (loss) from investment operations:
Net investment income (loss)[1]	0.10	0.16	0.16	(0.05)	(0.11)
Net realized and unrealized gain (loss)	5.92	0.91	5.09	(7.34)	20.54

Net increase (decrease) from investment operations	6.02	1.07	5.25	(7.39)	20.43

Less distributions to shareholders:
Distributions from net investment income	(0.17)	(0.15)	—	—	(0.91)
Distributions from net realized capital gains	(1.45)	(1.82)	(3.92)	(6.49)	(1.12)

Total distributions to shareholders	(1.62)	(1.97)	(3.92)	(6.49)	(2.03)

Redemption fees	0.00 [2]	0.00 [2]	—	0.00 [2]	0.00 [2]

Net asset value, end of year	$40.72	$36.32	$37.22	$35.89	$49.77

Total return	16.88%	3.00%	15.65%	(17.21)%	66.65%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	0.26%	0.43%	0.43%	(0.11)%	(0.28)%
Ratio of expenses to average net assets	1.20%	1.20%	1.19%	1.18%	1.19%

Supplemental Data
Net Assets, End of Year (000’s)	$7,121	$17,144	$16,487	$11,088	$5,690
Portfolio Turnover Rate	45%	58%	54%	57%	72%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	31	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund

Financial Highlights

	For the Fiscal Year Ended June 30,
Legacy Class	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of year	$14.22	$12.51	$12.26	$17.80	$15.17

Income (loss) from investment operations:
Net investment income (loss)[1]	0.07	0.09	0.02	(0.04)	(0.05)
Net realized and unrealized gain (loss)	1.44	1.70	1.28	(1.74)	4.82

Net increase (decrease) from investment operations	1.51	1.79	1.30	(1.78)	4.77

Less distributions to shareholders:
Distributions from net investment income	(0.11)	(0.02)	—	—	—
Distributions from net realized capital gains	(1.82)	(0.06)	(1.05)	(3.76)	(2.14)

Total distributions to shareholders	(1.93)	(0.08)	(1.05)	(3.76)	(2.14)

Redemption fees	—	0.00 [2]	—	—	—

Net asset value, end of year	$13.80	$14.22	$12.51	$12.26	$17.80

Total return	11.26%	14.37%	11.52%	(13.52)%	33.17%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	0.52%	0.71%	0.16%	(0.29)%	(0.31)%
Ratio of expenses to average net assets:
Total expenses	1.40%	1.44%	1.33%	1.20%	1.25%
Before fees waived and excluding recoupment of past waived fees	1.40%	1.44%	1.33%	1.20%	1.24%
After fees waived and excluding recoupment of past waived fees[3]	1.25%	1.25%	1.25%	1.20%	1.24%
After fees waived and excluding recoupment of past waived fees and interest and dividend expenses[3]	1.25%	1.25%	1.25%	1.20%	1.24%

Supplemental Data
Net Assets, End of Year (000’s)	$37,915	$41,038	$43,993	$46,636	$60,565
Portfolio Turnover Rate	40%	33%	43%	74%	96%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	See Note 6 to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	32	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund

Financial Highlights

	For the Fiscal Year Ended June 30,
Class A	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of year	$13.74	$12.10	$11.94	$17.48	$14.97

Income (loss) from investment operations:
Net investment income (loss)[1]	0.04	0.06	(0.02)	(0.10)	(0.11)
Net realized and unrealized gain (loss)	1.38	1.64	1.23	(1.68)	4.76

Net increase (decrease) from investment operations	1.42	1.70	1.21	(1.78)	4.65

Less distributions to shareholders:
Distributions from net investment income	(0.07)	—	—	—	—
Distributions from net realized capital gains	(1.82)	(0.06)	(1.05)	(3.76)	(2.14)

Total distributions to shareholders	(1.89)	(0.06)	(1.05)	(3.76)	(2.14)

Redemption fees	0.00 [2]	—	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$13.27	$13.74	$12.10	$11.94	$17.48

Total return[3]	11.00%	14.09%	11.05%	(13.80)%	32.78%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	0.28%	0.44%	(0.20)%	(0.63)%	(0.66)%
Ratio of expenses to average net assets:
Total expenses	1.71%	1.68%	1.62%	1.54%	1.60%
Before fees waived and excluding recoupment of past waived fees	1.71%	1.68%	1.62%	1.53%	1.57%
After fees waived and excluding recoupment of past waived fees[4]	1.50%	1.53%	1.60%	1.53%	1.57%
After fees waived and excluding recoupment of past waived fees and interest and dividend expenses[4]	1.50%	1.53%	1.60%	1.53%	1.57%

Supplemental Data
Net Assets, End of Year (000’s)	$2,157	$1,663	$1,414	$1,844	$2,117
Portfolio Turnover Rate	40%	33%	43%	74%	96%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	See Note 6 to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	33	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund

Financial Highlights

	For the Fiscal Year Ended June 30,
Class C	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of year	$13.13	$11.64	$11.57	$17.13	$14.76

Income (loss) from investment operations:
Net investment loss[1]	(0.06)	(0.03)	(0.07)	(0.15)	(0.17)
Net realized and unrealized gain (loss)	1.32	1.58	1.19	(1.65)	4.68

Net increase (decrease) from investment operations	1.26	1.55	1.12	(1.80)	4.51

Less distributions to shareholders:
Distributions from net realized capital gains	(1.82)	(0.06)	(1.05)	(3.76)	(2.14)

Total distributions to shareholders	(1.82)	(0.06)	(1.05)	(3.76)	(2.14)

Redemption fees	—	—	—	—	—

Net asset value, end of year	$12.57	$13.13	$11.64	$11.57	$17.13

Total return[2]	10.18%	13.35%	10.60%	(14.23)%	32.27%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.48)%	(0.27)%	(0.60)%	(1.05)%	(1.05)%
Ratio of expenses to average net assets:
Total expenses	2.64%	2.41%	2.25%	2.17%	2.20%
Excluding recoupment of past waived fees	2.64%	2.41%	2.25%	2.17%	2.20%
After fees waived and excluding recoupment of past waived fees[3]	2.25%	2.17%	2.00%	2.00%	2.00%
After fees waived and excluding recoupment of past waived fees and interest and dividend expenses[3]	2.25%	2.17%	2.00%	2.00%	2.00%

Supplemental Data
Net Assets, End of Year (000’s)	$6	$6	$24	$58	$10
Portfolio Turnover Rate	40%	33%	43%	74%	96%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Excludes the effects of any sales charges.
[3]	See Note 6 to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	34	www.arrowmarkpartners.com/meridian/

Meridian Hedged Equity Fund

Financial Highlights

	For the Fiscal Year Ended June 30,
Investor Class	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of year	$14.16	$12.45	$12.22	$17.76	$15.12

Income (loss) from investment operations:
Net investment income (loss)[1]	0.07	0.09	0.01	(0.04)	(0.04)
Net realized and unrealized gain (loss)	1.47	1.69	1.27	(1.74)	4.81

Net increase (decrease) from investment operations	1.54	1.78	1.28	(1.78)	4.77

Less distributions to shareholders:
Distributions from net investment income	(0.11)	(0.01)	—	—	—
Distributions from net realized capital gains	(1.82)	(0.06)	(1.05)	(3.76)	(2.14)

Total distributions to shareholders	(1.93)	(0.07)	(1.05)	(3.76)	(2.14)

Redemption fees	0.00 [2]	—	—	—	0.01

Net asset value, end of year	$13.77	$14.16	$12.45	$12.22	$17.76

Total return	11.53%	14.34%	11.38%	(13.55)%	33.37%

Ratios to Average Net Assets
Ratio of net investment income (loss) to average net assets	0.54%	0.70%	0.09%	(0.27)%	(0.26)%
Ratio of expenses to average net assets:
Total expenses	1.39%	1.43%	1.33%	1.19%	1.20%
Before fees waived and excluding recoupment of past waived fees	1.39%	1.43%	1.33%	1.19%	1.20%
After fees waived and excluding recoupment of past waived fees and interest and dividend expenses	1.25%	1.28%	1.33%	1.19%	1.20%

Supplemental Data
Net Assets, End of Year (000’s)	$2,950	$2,568	$2,168	$2,031	$1,957
Portfolio Turnover Rate	40%	33%	43%	74%	96%

[1]	Per share net investment income (loss) has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	35	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund

Financial Highlights

	For the Fiscal Year Ended June 30,
Legacy Class	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of year	$12.53	$12.01	$11.82	$23.30	$14.71

Income (loss) from investment operations:
Net investment loss[1]	(0.10)	(0.08)	(0.09)	(0.16)	(0.15)
Net realized and unrealized gain (loss)	0.43	0.60	1.81	(5.96)	9.13

Net increase (decrease) from investment operations	0.33	0.52	1.72	(6.12)	8.98

Less distributions to shareholders:
Distributions from net realized capital gains	(0.25)	—	(1.53)	(5.36)	(0.39)

Total distributions to shareholders	(0.25)	—	(1.53)	(5.36)	(0.39)

Redemption fees	—	—	0.00 [2]	—	—

Net asset value, end of year	$12.61	$12.53	$12.01	$11.82	$23.30

Total return	2.51%	4.33%	16.25%	(32.39)%	61.51%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.80)%[3]	(0.64)%[3]	(0.74)%[3]	(0.88)%[3]	(0.75)%[3]
Ratio of expenses to average net assets:
Total expenses	1.25%[3]	1.25%[3]	1.21%[3]	1.15%[3]	1.12%[3]
After fees waived[4]	1.25%[3]	1.23%[3]	1.20%[3]	1.15%[3]	1.12%[3]
After fees waived and excluding recoupment of past waived fees[4]	1.21%	—	—	—	—

Supplemental Data
Net Assets, End of Year (000’s)	$10,961	$16,910	$30,447	$30,519	$41,481
Portfolio Turnover Rate	37%	42%	53%	45%	32%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[4]	See Note 6 to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	36	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund

Financial Highlights

	For the Fiscal Year Ended June 30,
Institutional Class	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of year	$12.68	$12.14	$11.92	$23.44	$14.79

Income (loss) from investment operations:
Net investment loss[1]	(0.09)	(0.06)	(0.08)	(0.15)	(0.14)
Net realized and unrealized gain (loss)	0.45	0.60	1.83	(6.01)	9.18

Net increase (decrease) from investment operations	0.36	0.54	1.75	(6.16)	9.04

Less distributions to shareholders:
Distributions from net realized capital gains	(0.25)	—	(1.53)	(5.36)	(0.39)

Total distributions to shareholders	(0.25)	—	(1.53)	(5.36)	(0.39)

Redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Net asset value, end of year	$12.79	$12.68	$12.14	$11.92	$23.44

Total return	2.72%	4.45%	16.38%	(32.36)%	61.59%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.65)%[3]	(0.49)%[3]	(0.65)%[3]	(0.82)%[3]	(0.72)%[3]
Ratio of expenses to average net assets:
Total expenses	1.17%[3]	1.19%[3]	1.15%[3]	1.09%[3]	1.10%[3]
Before fees waived and excluding recoupment of past waived fees	1.17%[3]	1.19%[3]	1.15%[3]	1.09%[3]	1.09%[3]
After fees waived and excluding recoupment of past waived fees [4]	1.10%[3]	1.10%[3]	1.10%[3]	1.09%[3]	1.09%[3]

Supplemental Data
Net Assets, End of Year (000’s)	$259,246	$296,282	$300,507	$316,076	$611,787
Portfolio Turnover Rate	37%	42%	53%	45%	32%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[4]	See Note 6 to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	37	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund

Financial Highlights

	For the Fiscal Year Ended June 30,
Class A	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of year	$11.84	$11.38	$11.31	$22.62	$14.33

Income (loss) from investment operations:
Net investment loss[1]	(0.13)	(0.10)	(0.12)	(0.21)	(0.20)
Net realized and unrealized gain (loss)	0.41	0.56	1.72	(5.74)	8.88

Net increase (decrease) from investment operations	0.28	0.46	1.60	(5.95)	8.68

Less distributions to shareholders:
Distributions from net realized capital gains	(0.25)	—	(1.53)	(5.36)	(0.39)

Total distributions to shareholders	(0.25)	—	(1.53)	(5.36)	(0.39)

Redemption fees	0.00 [2]	—	0.00 [2]	0.00 [2]	—

Net asset value, end of year	$11.87	$11.84	$11.38	$11.31	$22.62

Total return[3]	2.23%	4.04%	15.90%	(32.63)%	61.05%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.05)%[4]	(0.94)%[4]	(1.04)%[4]	(1.22)%[4]	(1.10)%[4]
Ratio of expenses to average net assets:
Total expenses	1.53%[4]	1.59%[4]	1.49%[4]	1.49%[4]	1.48%[4]
After fees waived[5]	1.50%[4]	1.54%[4]	1.49%[4]	1.49%[4]	1.48%[4]

Supplemental Data
Net Assets, End of Year (000’s)	$6,407	$9,898	$14,667	$20,946	$35,335
Portfolio Turnover Rate	37%	42%	53%	45%	32%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[5]	See Note 6 to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	38	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund

Financial Highlights

	For the Fiscal Year Ended June 30,
Class C	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of year	$10.81	$10.46	$10.59	$21.68	$13.84

Income (loss) from investment operations:
Net investment loss[1]	(0.20)	(0.17)	(0.19)	(0.31)	(0.32)
Net realized and unrealized gain (loss)	0.37	0.52	1.59	(5.42)	8.55

Net increase (decrease) from investment operations	0.17	0.35	1.40	(5.73)	8.23

Less distributions to shareholders:
Distributions from net realized capital gains	(0.25)	—	(1.53)	(5.36)	(0.39)

Total distributions to shareholders	(0.25)	—	(1.53)	(5.36)	(0.39)

Redemption fees	—	—	0.00 [2]	—	—

Net asset value, end of year	$10.73	$10.81	$10.46	$10.59	$21.68

Total return[3]	1.41%	3.35%	15.03%	(33.10)%	59.94%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(1.81)%[4]	(1.66)%[4]	(1.79)%[4]	(1.90)%[4]	(1.78)%[4]
Ratio of expenses to average net assets:
Total expenses	2.25%[4]	2.28%[4]	2.22%[4]	2.17%[4]	2.16%[4]
After fees waived[5]	2.25%[4]	2.25%[4]	2.22%[4]	2.17%[4]	2.16%[4]
After fees waived and excluding recoupment of past waived fees[5]	2.23%	—	—	—	—

Supplemental Data
Net Assets, End of Year (000’s)	$810	$2,009	$3,374	$4,241	$8,324
Portfolio Turnover Rate	37%	42%	53%	45%	32%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	Excludes the effects of any sales charges.
[4]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[5]	See Note 6 to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	39	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund

Financial Highlights

	For the Fiscal Year Ended June 30,
Investor Class	2025	2024	2023	2022	2021
Per Share Operating Performance
Net asset value, beginning of year	$12.40	$11.89	$11.72	$23.17	$14.63

Income (loss) from investment operations:
Net investment loss[1]	(0.10)	(0.08)	(0.09)	(0.17)	(0.15)
Net realized and unrealized gain (loss)	0.43	0.59	1.79	(5.92)	9.08

Net increase (decrease) from investment operations	0.33	0.51	1.70	(6.09)	8.93

Less distributions to shareholders:
Distributions from net realized capital gains	(0.25)	—	(1.53)	(5.36)	(0.39)

Total distributions to shareholders	(0.25)	—	(1.53)	(5.36)	(0.39)

Redemption fees	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

Net asset value, end of year	$12.48	$12.40	$11.89	$11.72	$23.17

Total return	2.53%	4.29%	16.21%	(32.44)%	61.51%

Ratios to Average Net Assets
Ratio of net investment loss to average net assets	(0.80)%[3]	(0.70)%[3]	(0.79)%[3]	(0.94)%[3]	(0.80)%[3]
Ratio of expenses to average net assets:
Total expenses	1.26%[3]	1.27%[3]	1.24%[3]	1.22%[3]	1.17%[3]
After fees waived[4]	1.25%[3]	1.27%[3]	1.24%[3]	1.22%[3]	1.17%[3]

Supplemental Data
Net Assets, End of Year (000’s)	$72,398	$116,107	$437,966	$442,418	$920,317
Portfolio Turnover Rate	37%	42%	53%	45%	32%

[1]	Per share net investment loss has been calculated using the average daily shares method.
[2]	Less than $0.005 per share.
[3]	These ratios exclude the impact of expenses of the underlying private investment funds in which the Fund invests as represented in the Schedule of Investments.
[4]	See Note 6 to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Meridian Funds	40	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.

Notes to Financial Statements

June 30, 2025

1.

Organization and Significant Accounting Policies: Meridian Fund, Inc. (the “Meridian Funds” or the “Company”) comprises the following separate series: the Meridian Growth Fund (the “Growth Fund”), the Meridian Contrarian Fund (the “Contrarian Fund”), the Meridian Hedged Equity Fund (the “Hedged Equity Fund”) and the Meridian Small Cap Growth Fund (the “Small Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”). The Company is registered as an open-end investment company under the Investment Company Act of 1940 and is organized as a Maryland corporation. Each Fund is classified as a “diversified” management investment company.

Meridian Funds offer five share classes: Legacy Class Shares, Investor Class Shares, Class A Shares, Class C Shares and Institutional Class Shares. As of June 30, 2025, Institutional Class Shares of the Hedged Equity Fund and Contrarian Fund are not currently being offered for sale. Effective November 1, 2024, the Growth Fund and Small Cap Growth Fund reopened Class A and Investor Class shares for new investments. These share classes had previously been closed to new investors on June 15, 2017, and June 29, 2018, respectively. As a result of the reopening, investors were once again able to purchase shares in these classes under the terms outlined in the Funds’ prospectuses. The reopening did not impact the rights or privileges of existing shareholders. This change did not result in any material impact on the financial position or operations of the Growth Fund or Small Cap Growth Fund. Legacy Class Shares are available to investors who have continuously held an investment in any Meridian Fund prior to November 15, 2013. Effective November 1, 2018, direct initial purchases of Legacy Class Shares are permitted in the Hedged Equity Fund. Institutional Class Shares are available to certain eligible investors including endowments, foundations and qualified retirement plans. Class A, Class C and Investor Class Shares are available for purchase through financial intermediary platforms. Legacy Class, Investor Class, Class A and Institutional Class Shares are subject to a 2% redemption fee on shares redeemed or exchanged that have been held for 60 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital. Class A Shares are subject to a maximum initial sales charge (front-end load) of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase. Investor Class Shares are not subject to front-end load or CDSC and require a higher minimum initial investment. All Classes have identical rights and privileges with respect to the Fund in general, and exclusive voting rights with respect to Class specific matters. Net Asset Value (“NAV”) per share may differ by class due to each class having its own expenses directly attributable to that class. Class A and Class C Shares are also subject to certain expenses related to the distribution of these shares. See Note 6 for further information on additional share classes.

The primary investment objectives of the Growth Fund, Contrarian Fund, and Hedged Equity Fund are to seek long-term growth of capital.

The primary investment objective of the Small Cap Growth Fund is to seek long-term growth of capital by investing primarily in equity securities of small capitalization companies.

Segment Reporting:

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods beginning with the first quarter ended March 31, 2025. The Adviser’s Fund Management collectively act as the CODM assessing performance and making decisions about resource allocation.

The Fund considers the applicability and impact of all accounting standard updates (“ASUs”) issued by the FASB. ASUs not listed were assessed and either determined to be not applicable or expected to have minimal impact on the Fund’s consolidated financial statements.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“U.S.” GAAP”). Each Fund is considered an

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Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

investment company under U.S. GAAP and follows the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

a.

Cash & Cash Equivalents: Each Fund considers its investment in a Federal Deposit Insurance Corporation insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution. The Funds may incur charges on cash overdrafts.

b.

Share Valuation: The NAV of each Fund’s share class is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of each Fund. The result is rounded to the nearest cent. Each Fund’s shares will not be priced on the days in which the New York Stock Exchange (“NYSE”) is closed for trading.

c.

Investment Valuations: Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.

Fixed income (debt) securities are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Investments in open-end U.S. mutual funds are valued at NAV each business day.

The market value of the Funds’ investments in exchange traded funds is based on the published NAV of each fund computed as of the close of regular trading on the NYSE on days when the NYSE is open.

Exchange-traded options are valued at the most recent sale price at the close of the options market in which the options trade. An exchange-traded option for which there is no close price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.

Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued based upon other available factors deemed relevant by ArrowMark Colorado Holdings, LLC (the “Adviser”) under the guidelines utilized by the Funds’ valuation designee, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”). These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis. The Board has approved the designation of the Adviser as the “Valuation Designee” for the Funds.

A Fund’s investment in an unregistered pooled investment vehicle (“Private Investment Fund”) is valued, as a practical expedient, at the most recent net asset value determined by the Private Investment Fund manager according to such manager’s policies and procedures based on valuation information reasonably available to the Private Investment Fund manager at that time; provided, however, that the Valuation Designee may consider whether it is appropriate, in light of relevant circumstances, to adjust such valuation in accordance with the Fund’s valuation procedures. If the Private Investment Fund does not report a value to a Fund on a timely basis, the fair value of the Private Investment Fund shall be based on the most recent value reported by the Private Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. The frequency and timing of receiving valuations for the Private Investment Fund investment is subject to change at any time, without notice to investors, at the discretion of the Private Investment Fund manager or the Fund.

d.

Fair Value Measurements: All investment securities are recorded at their estimated fair value. As described in Note 1.c. above, the Funds utilize various methods to determine and measure the fair value of investment

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Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3) that are significant to the fair value instrument. The three levels of the fair value hierarchy are described below:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Funds’ determinations as to the fair value of investments).

Meridian Funds	43	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of June 30, 2025 is as follows:

	Level 1	Level 2	Level 3	Practical Expedient[1]	Total
Growth Fund

Common Stocks[2]	$744,534,332	$—	$—	$—	$744,534,332
Preferred Stocks[2]	—	—	35,193,215	—	35,193,215
Private Investment
Fund	—	—	—	3,555,597	3,555,597
Convertible Note[2]	—	—	1,000,000	—	1,000,000
Short-Term
Investments	17,626,680	—	—	—	17,626,680

Total Investments .	$762,161,012	$—	$36,193,215	$3,555,597	$801,909,824

Contrarian Fund

Common Stocks[2]	$527,335,919	$—	$378,707	$—	$527,714,626
Rights[2]	—	—	362,745	—	362,745
Short-Term
Investments	66,708,961	—	—	—	66,708,961

Total Investments .	$594,044,880	$—	$741,452	$—	$594,786,332

Hedged Equity Fund
Assets:
Common Stocks[2]	$51,202,795	$—	$—	$—	$51,202,795
Short-Term
Investments	2,930,812	—	—	—	2,930,812

Total Investments - Assets	$54,133,607	$—	$—	$—	$54,133,607

Liabilities:
Call Options Written	$(1,669,142)	$(9,371,240)	$—	$—	$(11,040,382)

Total Investments - Liabilities	$(1,669,142)	$(9,371,240)	$—	$—	$(11,040,382)

Small Cap Growth Fund

Common Stocks[2]	$313,183,287	$—	$520	$—	$313,183,807
Preferred Stocks[2]	—	—	27,875,309	—	27,875,309
Rights[2]	—	—	67,434	—	67,434
Private Investment
Fund	—	—	—	2,569,206	2,569,206
Short-Term
Investments	21,842,944	—	—	—	21,842,944

Total Investments .	$335,026,231	$—	$27,943,263	$2,569,206	$365,538,700

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Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

[1]

Certain investments that are measured at fair value using the NAV Per Share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

[2]	See above Schedule of Investments for values in each industry.

The following is the fair value measurement of investments that are measured at NAV per Share (or its equivalent) as a practical expedient:

Growth Fund

Security Description	Investment Category	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Quail Investment Holdings, LLC	Private Investment Fund[1]	$3,555,597	—	Subject to advisor approval	N/A

Small Cap Growth Fund

Security Description	Investment Category	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Quail Investment Holdings, LLC	Private Investment Fund[1]	$2,569,206	—	Subject to advisor approval	N/A

[1]

Private Investment Fund investing generally consists of private partnerships which directly invest in various strategies to generate capital appreciation and/or income yield. These strategies may span across the capital stock and may include Private Equity, Private Credit, Venture Capital, Collateralized Loan Obligations, Asset-Backed Securities, Master Limited Partners and Direct Real Estate.

Reconciliations of Level 3 investments are presented when the Funds had significant amounts of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are reconciliations of Level 3 investments for which significant unobservable inputs were used in determining fair value:

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Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

Growth Fund	Common Stocks	Preferred Stocks	Convertible Note	Total Level 3
Investments in Securities
Beginning Balance July 1, 2024.	$26,912	$34,888,683	$1,000,000	$35,915,595
Total Purchases	—	—	—	—
Total Sales.	(2)	(3)	—	(5)
Realized Gain (Loss)	(2,999,991)	(8,500,133)	—	(11,500,124)
Transfers in	—	—	—	—
Transfers out	—	—	—	—
Change in unrealized Gain (Loss)	2,973,081	8,804,668	—	11,777,749

Ending Balance June 30, 2025	$—	$35,193,215	$1,000,000	$36,193,215

Change in unrealized Gain (Loss) on investments still held at June 30, 2025	$—	$1,476,332	$—	$1,476,332

Contrarian Fund	Common Stocks	Preferred Stocks	Rights	Total Level 3
Investments in Securities
Beginning Balance July 1, 2024.	$—	$2,514,900	$343,710	$2,858,610
Total Purchases	—	—	—	—
Total Sales.	—	—	—	—
Transfers in	6,250,000	—	—	6,250,000
Transfers out	—	(8,249,987)	—	(8,249,987)
Change in unrealized Gain (Loss)	(5,871,293)	5,735,087	19,035	(117,171)

Ending Balance June 30, 2025	$378,707	$—	$362,745	$741,452

Change in unrealized Gain (Loss) on investments still held at June 30, 2025	$(5,871,293)	$—	$19,035	$(5,852,258)

Small Cap Growth Fund	Common Stocks	Preferred Stocks	Rights	Warrants	Total Level 3
Investments in Securities
Beginning Balance July 1, 2024	$17,941	$32,277,871	$61,056	$695,309	$33,052,177
Total Purchases	—	—	—	—	—
Total Sales	(110)	(2)	—	(239,997)	(240,109)
Realized Gain (Loss)	(1,999,905)	(6,500,038)	—	(293,123)	(8,793,066)
Transfers in	5,906,832	—	—	—	5,906,832
Transfers out[1]	(5,346,257)	(9,666,838)	—	—	(15,013,095)
Change in unrealized Gain (Loss)	1,422,019	11,764,316	6,378	(162,189)	13,030,524

Ending Balance June 30, 2025	$520	$27,875,309	$67,434	$—	$27,943,263

Change in unrealized Gain (Loss) on investments still held at June 30, 2025	$520	$1,285,734	$6,378	$—	$1,292,632

[1]	During the year ended June 30, 2025, certain Level 3 investments were transferred out as a result of a corporate action.

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Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the Funds’ Level 3 assets, by class of financial instrument; it also indicates the sensitivity of the Level 3 valuations to changes in those significant unobservable inputs. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.

Growth Fund
Asset Class	Market Value	Valuation Technique	Unobservable Input	Value/Range (Weighted Average)[1,2]
Debt	$1,000,000	Scenario Approach	Probability Weighting of Expected Future Outcome	10% - 75%

Preferred Stock	$8,404,648	Option Pricing Method	Industry Volatility, Time to Exit	45%, 36 months
		Fully Diluted Method	Enterprise value adjustment	40%

Preferred Stock	$4,255,997	Market Approach	Revenue Multiple	8.2x
		Liquidation Preference	Price Per Share	$36.36

Preferred Stock	$22,532,570	Market Approach	Gross Profit Multiple	5.1x - 7.4x (5.95x)
		Liquidation Preference	Price Per Share	$3.40 - $19.37 ($13.44)

Contrarian Fund
Asset Class	Market Value	Valuation Technique	Unobservable Input	Value/Range (Weighted Average)[1,2]
Common Stock	$237,436	Market Approach	Revenue Multiple	7.25x

Common Stock	$141,271	Market Approach	Discount Rate	-5%

Rights	$362,745	Market Approach	Probability Weighting of Expected Future Outcome	26%

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Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

Small Cap Growth Fund
Asset Class	Market Value	Valuation Technique	Unobservable Input	Value/Range (Weighted Average)[1,2]
Common Stock	$520	Option Pricing Method	Industry Volatility, Time to Exit	80%, 36 months
		Fully Diluted Method	Enterprise value adjustment	-75%

Preferred Stock	$935,832	Option Pricing Method	Industry Volatility, Time to Exit	70%, 48 months

Preferred Stock	$3,265,947	Market Approach	Revenue Multiple	8.2x
		Liquidation Preference	Price Per Share	$36.36

Preferred Stock	$9,121,847	Option Pricing Method	Industry Volatility, Time to Exit	45% -80%, 24 - 36 months (61.16%, 35.80 months)
		Fully Diluted Method	Enterprise value adjustment	-75% - 65% (49.25%)

Preferred Stock	$14,551,683	Market Approach	Gross Profit Multiple	5.1x - 7.4x (6.04x)
		Liquidation Preference	Price Per Share	$3.40 - $19.37 ($12.81)

Rights	$67,434	Market Approach	Probability Weighting of Expected Future Outcome	15%

[1]	A significant change in an unobservable input would have resulted in a correlated significant change to value.
[2]	Unobservable inputs were weighted by the fair value of the investments.

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Industry Volatility	Decrease	Increase
Time to Exit	Decrease	Increase
Revenue Multiple	Increase	Decrease
Gross Profit Multiple	Increase	Decrease
Enterprise Value Adjustment	Increase	Decrease
Probability Weighting of Expected Future Outcome	Increase	Decrease
Price Per Share	Increase	Decrease
Discount Rate	Decrease	Increase

e.

Investment Transactions and Investment Income: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is accrued daily. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities using the effective interest method. Upon notification from

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Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Distributions from Private Investment Funds that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than income.

f.

Option writing: When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from investments. The difference between the premium and amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

g.

Allocation of Income, Expenses, Gains and Losses: Income, gains and losses are allocated on a daily basis to each share class based on the relative proportion of the net assets of the class to each Fund’s total net assets. Expenses are allocated on the basis of relative net assets of the class to the Fund, or if an expense is specific to a share class, to that specific share class.

h.

Use of Estimates: The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual amounts could differ from those estimates, and such differences could be significant.

i.

Distributions to Shareholders: The Funds record distributions to shareholders on the ex-dividend date. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Distributions which exceed net investment income and net realized capital gains are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains for financial reporting purposes but not for tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

j.

Guarantees and Indemnification: Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses, subject to applicable law. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

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Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

2.	Capital Shares Transactions: Transactions in capital shares were as follows:

	Year Ended June 30, 2025		Year Ended June 30, 2024
	Shares	Amount	Shares	Amount
Growth Fund:
Legacy Class
Shares sold.	46,224	$1,626,637	202,918	$6,574,342
Shares issued from reinvestment of distributions	22,441	822,016	—	—
Redemption fees	—	3,858	—	8,552
Shares redeemed	(3,745,267)	(133,172,500)	(5,939,587)	(197,104,486)

Net decrease	(3,676,602)	$(130,719,989)	(5,736,669)	$(190,521,592)
Institutional Class
Shares sold.	643,759	$22,881,360	1,200,081	$39,783,781
Shares issued from reinvestment of distributions	9,550	350,304	—	—
Redemption fees	—	8,746	—	10,953
Shares redeemed	(7,518,926)	(262,779,187)	(4,227,501)	(141,899,424)

Net decrease	(6,865,617)	$(239,538,777)	(3,027,420)	$(102,104,690)
Class A
Shares sold.	9,043	$304,553	3,560	$113,854
Shares issued from reinvestment of distributions	104	3,548	—	—
Redemption fees	—	1,437	—	—
Shares redeemed	(29,486)	(1,002,306)	(25,450)	(807,707)

Net decrease	(20,339)	$(692,768)	(21,890)	$(693,853)
Class C
Shares sold.	101	$3,628	418	$12,350
Shares issued from reinvestment of distributions	22	711	—	—
Shares redeemed	(11,501)	(357,463)	(9,739)	(287,487)

Net decrease	(11,378)	$(353,124)	(9,321)	$(275,137)
Investor Class
Shares sold.	12,320	$427,502	38,587	$1,224,864
Shares issued from reinvestment of distributions	514	18,488	—	—
Redemption fees	—	213	—	2,058
Shares redeemed	(209,838)	(7,208,088)	(439,268)	(14,342,763)

Net decrease	(197,004)	$(6,761,885)	(400,681)	$(13,115,841)

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Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

	Year Ended June 30, 2025		Year Ended June 30, 2024
	Shares	Amount	Shares	Amount
Contrarian Fund:
Legacy Class
Shares sold	38,050	$1,435,063	55,039	$1,980,501
Shares issued from reinvestment of distributions	574,212	22,066,980	809,671	29,188,628
Redemption fees	—	3,736	—	381
Shares redeemed	(1,764,081)	(66,843,825)	(1,876,624)	(68,330,533)

Net decrease	(1,151,819)	$(43,338,046)	(1,011,914)	$(37,161,023)
Class A
Shares sold	19,266	$712,975	1,530	$49,277
Shares issued from reinvestment of distributions	1,726	63,516	2,230	77,166
Redemption fees	—	4	—	—
Shares redeemed	(10,337)	(365,863)	(31,232)	(1,066,771)

Net increase/(decrease)	10,655	$410,632	(27,472)	$(940,328)
Class C
Shares sold	3,197	$111,400	4,026	$134,716
Shares issued from reinvestment of distributions	673	23,070	1,161	37,712
Shares redeemed	(6,430)	(219,633)	(4,962)	(162,827)

Net increase/(decrease)	(2,560)	$(85,163)	225	$9,601
Investor Class
Shares sold	37,320	$1,421,567	112,751	$4,031,967
Shares issued from reinvestment of distributions	13,562	514,393	25,993	925,359
Redemption fees	—	24	—	1,953
Shares redeemed	(348,030)	(13,057,895)	(109,702)	(3,939,061)

Net increase/(decrease)	(297,148)	$(11,121,911)	29,042	$1,020,218

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Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

	Year Ended June 30, 2025		Year Ended June 30, 2024
	Shares	Amount	Shares	Amount
Hedged Equity Fund:
Legacy Class
Shares sold	22,531	$319,977	19,383	$253,345
Shares issued from reinvestment of distributions	388,151	5,104,182	19,886	264,685
Redemption fees	—	—	—	199
Shares redeemed	(550,637)	(7,628,207)	(670,264)	(8,876,875)

Net decrease.	(139,955)	$(2,204,048)	(630,995)	$(8,358,646)
Class A
Shares sold	91,771	$1,278,570	17,108	$228,160
Shares issued from reinvestment of distributions	21,739	275,216	525	6,765
Redemption fees	—	15	—	—
Shares redeemed	(72,049)	(996,801)	(13,466)	(172,282)

Net increase	41,461	$557,000	4,167	$62,643
Class C
Shares issued from reinvestment of distributions	68	$823	2	$27
Shares redeemed	(68)	(823)	(1,608)	(18,818)

Net decrease.	—	$—	(1,606)	$(18,791)
Investor Class
Shares sold	125,480	$1,739,252	24,726	$321,561
Shares issued from reinvestment of distributions	26,881	352,137	972	12,887
Redemption fees	—	3,509	—	—
Shares redeemed	(119,326)	(1,667,898)	(18,502)	(250,068)

Net increase	33,035	$427,000	7,196	$84,380

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Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

	Year Ended June 30, 2025		Year Ended June 30, 2024
	Shares	Amount	Shares	Amount
Small Cap Growth Fund:
Legacy Class
Shares sold.	18,402	$240,126	336,599	$3,597,870
Shares issued from reinvestment of distributions	17,913	240,929	—	—
Shares redeemed	(516,770)	(6,785,386)	(1,522,805)	(18,540,445)

Net decrease	(480,455)	$(6,304,331)	(1,186,206)	$(14,942,575)
Institutional Class
Shares sold.	3,622,613	$46,651,727	6,730,304	$83,999,638
Shares issued from reinvestment of distributions	330,930	4,510,575	—	—
Redemption fees	—	7,148	—	4,198
Shares redeemed	(7,041,989)	(91,721,358)	(8,129,339)	(97,398,015)

Net decrease	(3,088,446)	$(40,551,908)	(1,399,035)	$(13,394,179)
Class A
Shares sold.	30,933	$373,574	85,805	$952,564
Shares issued from reinvestment of distributions	14,265	180,874	—	—
Redemption fees	—	70	—	—
Shares redeemed	(341,635)	(4,174,080)	(538,639)	(6,085,838)

Net decrease	(296,437)	$(3,619,562)	(452,834)	$(5,133,274)
Class C
Shares sold.	—	$—	286	$3,000
Shares issued from reinvestment of distributions	2,758	31,741	—	—
Shares redeemed	(113,193)	(1,247,554)	(136,876)	(1,396,043)

Net decrease	(110,435)	$(1,215,813)	(136,590)	$(1,393,043)
Investor Class
Shares sold.	711,855	$8,922,866	2,760,630	$31,256,186
Shares issued from reinvestment of distributions	136,858	1,821,585	—	—
Redemption fees	—	394	—	2,501
Shares redeemed	(4,409,888)	(56,102,781)	(30,237,765)	(368,045,018)

Net decrease	(3,561,175)	$(45,357,936)	(27,477,135)	$(336,786,331)

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Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

3.

Investment Transactions: The cost of investments purchased and the proceeds from sales of investments, excluding short-term securities and U.S. government obligations, for the year ended June 30, 2025, were as follows:

	Purchases	Proceeds from Sales
Growth Fund	$381,970,718	$723,267,588
Contrarian Fund	$235,518,089	$321,992,925
Hedged Equity Fund	$26,844,411	$34,006,383
Small Cap Growth Fund.	$144,875,190	$249,196,563

4.	Other Investment Transactions

a.

Restricted Securities: Restricted securities for which quotations are not readily available are valued at fair value, as determined by the Valuation Designee. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer, or both. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy. Refer to the Schedules of Investments for information about restricted securities held as of June 30, 2025 for Growth, Contrarian and Small Cap Growth Funds.

b.

Private Placement Securities: Privately issued securities are restricted securities that are offered in a private placement and are generally not registered with the SEC or any federal or state regulatory authority. Securities issued in a private placement are generally “restricted securities” as that term is defined under Rule 144 promulgated under the Securities Act of 1933, and may not be resold without registration with the Securities and Exchange Commission or the availability of an exemption there from. There is generally no public trading market for privately offered securities and it is generally not anticipated that a public trading market will develop. There are substantial restrictions on the transfer of privately offered securities. Such securities have limited liquidity that makes it difficult or impossible to sell. An investment in privately issued securities often requires a long-term investment horizon and it may be many years before an investor receives significant distributions from such investment. Due to the lack of public market for privately offered securities, it may be difficult to value the investment.

c.

Securities Lending: The Funds have entered into an agreement with The Bank of New York Mellon (the “Lending Agent”), dated September 23, 2015 (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds or joint repurchase agreements. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash and/or securities as collateral in an amount equal to not less than 102% of the market value of loaned securities. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The following table summarizes the securities received as collateral for securities lending:

	Collateral Type	Coupon Range	Maturity Date Range	Market Value
Growth Fund	U.S. Government Obligations	0.13% - 6.25%	7/15/25 - 5/15/54	$21,877,915
Contrarian Fund	U.S. Government Obligations	0.13% - 6.25%	9/30/25 - 5/15/54	13,933,894
Hedged Equity Fund	U.S. Government Obligations	0.13% - 6.25%	9/30/25 - 5/15/54	430,558
Small Cap Growth Fund	U.S. Government Obligations	0.13% - 6.25%	7/15/25 - 5/15/54	9,604,741

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Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

Income generated from securities lending is presented in the Statements of Operations. As of June 30, 2025, the total value of securities on loan for the Growth Fund, Contrarian Fund, Hedged Equity Fund, and the Small Cap Growth Fund were $24,689,074, $28,695,362, $481,586 and $24,408,718, respectively. Securities on loan are footnoted in the Schedules of Investments. As of June 30, 2025, the total collateral value for the Growth Fund, Contrarian Fund, Hedged Equity Fund, and the Small Cap Growth Fund were $25,120,100, $29,590,115, $485,733 and $25,008,730, respectively.

d.

Repurchase Agreements and Joint Repurchase Agreements: The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by the Lending Agent (the “Program”), provided that the value of the underlying collateral, including accrued interest will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of the Lending Agent in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by the Lending Agent.

At June 30, 2025, The Funds did not enter into repurchase agreement for the reporting period.

e.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Average quarterly balances of outstanding derivative financial instruments were as follows.

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Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

Hedged Equity Fund

Options:

Average value of option contracts written	$14,565,116

For the year ended June 30, 2025, the effect of equity option positions written can be found in the Statements of Operations under Realized and Unrealized Gain (Loss), Net realized gain on written options and Net change in unrealized appreciation on written options, and are included in Options written at value in the Statements of Assets and Liabilities. Equity options purchased are included in Investments, at value in the Statements of Assets and Liabilities. Realized and unrealized gain/loss of equity options purchased are included in Net realized gain/(loss) on investments and foreign currency transactions and Net change in unrealized appreciation on investments and foreign currency translations in the Statements of Operations.

f.

Warrants: The Funds can invest in warrants and stock purchase rights of companies of any market capitalization. A warrant gives the Funds the right to buy stock, typically from the issuer. The warrant specifies the amount of underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. Certain warrants may permit, without legal obligation, net settlement for stock or cash. The Funds have no obligation to exercise the warrant and buy the stock.

g.

Short Sales: The Funds may enter into short sales. A short sale occurs when a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

h.

Private Investment Funds: The Funds value private investment companies using the NAVs provided by the underlying private investment companies as a practical expedient. The Funds apply the practical expedient to private investment companies on an investment-by-investment basis, and consistently with each Fund’s entire position in a particular investment, unless it is probable that the Funds will sell a portion of an investment at an amount different from the NAV of the investment. Each of these investments has certain restrictions with respect to rights of withdrawal by the Funds as specified in the respective agreements. Generally, the Funds are required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time.

5.	Selected Risks

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. Some significant types of financial risks each Fund is exposed to include market risk, debt securities risk, options risk and private investment funds risk. Each Fund’s prospectus and statement of additional information provide details of these and other types of risk.

Market Risk: Market risk refers to the possibility that the market values of securities or other investments that a Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of factors affecting (or the market’s perception of) individual companies or other issuers (e.g., an unfavorable earnings report), industries or sectors, or the market as a whole, reducing the value of an investment in a Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes (or perceived changes) in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. In general, equity securities tend to have

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Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

greater price volatility than debt securities. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. As a result, the value of your investments in a Fund may be more or less than the value of your purchase price.

Debt Securities Risk: Each Fund may invest in debt securities of both government and corporate issuers. A decline in prevailing levels of interest rates generally increases the value of debt securities in a Fund’s portfolio, while an increase in rates usually reduces the value of those securities. The value of a Fund’s debt securities, including bonds and convertible securities, are affected by movements in interest rates; if interest rates rise, the value of these securities may fall. Generally, the longer the average maturity of a debt security, the greater the change in its value. As a result, to the extent that a Fund invests in debt securities, interest rate fluctuations will affect the Fund’s net asset value, but not the income it receives from debt securities it owns. Debt securities are also subject to credit, liquidity risk and prepayment and extension risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest, and includes the risk of default. Liquidity risk is the risk that a Fund may not be able to sell portfolio securities because there are too few buyers for them. Prepayment and extension risk is the risk that a loan, bond or other security might be called or otherwise converted, prepaid or redeemed before maturity. If a loan or security is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in securities or loans providing as high a level of income, resulting in a reduced yield to a Fund. Conversely, as interest rates rise or spreads widen, the likelihood of prepayment decreases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because a Fund’s investments are locked in at a lower rate for a longer period of time.

Options Risk: Investments in options involve risks different from, and possibly greater than, investing directly in the underlying security, asset or other reference, including, among others, the risk that the counterparty to an option may not perform or may be unable to perform in accordance with the terms of the instrument, the potential that, at times, there may not be a liquid secondary market for the options (as described above), and the risk of imperfect correlation between any movement in the price or value of options and their underlying security, asset or other reference. Such events, as well as circumstances under which a Fund is required to purchase the underlying asset at a disadvantageous price, may result in losses to the Fund. In addition, options also may involve a small initial investment relative to the risk assumed, which could result in losses that are greater than the amount originally invested. Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Private Investment Funds (PIF) Risk: PIFs are subject to management and other expenses, which will be directly or indirectly paid by the Funds. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in PIFs and also may be higher than other funds that invest directly in stocks and bonds. Each PIF is subject to specific risks, depending on the nature of its investment strategy. The Funds may invest in private investment funds and/or hedge funds, which may pursue alternative investment strategies. Hedge funds often engage in speculative investment practices such as leverage, short-selling, arbitrage, hedging, derivatives, and other strategies that may increase investment loss.

6.	Affiliate Transactions and Fees

Investment Management Fees: Under the Investment Management Agreement, the Adviser receives the following fees for providing certain investment management and other services necessary for managing each Fund. The fee is paid monthly in arrears and calculated based on that month’s daily average net assets.

Growth Fund:		Contrarian Fund:
Average Daily Net Assets	Investment Management Fee	Average Daily Net Assets	Investment Management Fee
Up to $50,000,000	1.00%	Up to $750,000,000	1.00%
Greater than $50,000,000	0.75%	$750,000,001 to $800,000,000	0.75%
		$800,000,001 to $850,000,000	0.70%
		$850,000,001 to $900,000,000	0.65%

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Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

Growth Fund:		Contrarian Fund:
Average Daily Net Assets	Investment Management Fee	Average Daily Net Assets	Investment Management Fee
		$900,000,001 to $950,000,000	0.60%
		$950,000,001 to $1,000,000,000	0.55%
		Greater than $1,000,000,000	0.50%

Hedged Equity Fund:		Small Cap Growth Fund:[1]
Average Daily Net Assets	Investment Management Fee	Average Daily Net Assets	Investment Management Fee
Up to $10,000,000	1.00%	Up to $450,000,000	1.00%
$10,000,001 to $30,000,000	0.90%	$450,000,001 to $600,000,000	0.90%
$30,000,001 to $50,000,000	0.80%	$600,000,001 to $750,000,000	0.85%
Greater than $50,000,000	0.70%	$750000,001 to $900,000,000	0.80%
		$900,000,001 to $1,050,000,000	0.75%
		Greater than $1,050,000,000	0.70%
[1] Prior to October 31, 2024, Investment Management Fee was 1% for average daily net assets greater than $0.

Distribution Plan for Class A and Class C shares: Each Fund has entered into and adopted a Distribution Plan for Class A and Class C shares. Under the Distribution Plan, the Funds may pay ALPS Distributors, Inc. (the “Distributor”), and/or eligible financial intermediaries a fee for services and expenses related to the sale and distribution of the Funds’ Class A and Class C at an annual rate of up to 0.25% and 1.00% of average daily net assets for Class A and Class C shares, respectively.

For the year ended June 30, 2025, the Distributor received commissions in the amounts of $1,006, $81 and $19 for Class A of Contrarian Fund, Hedged Equity Fund and Small Cap Growth Fund, respectively. The Contrarian Fund also paid CDSC fees in the amount of $984 to distributors for Class C.

Waivers and Reimbursements of Expenses: The Adviser contractually agreed to waive its investment advisory fees and reimburse operating expenses, to the extent that total annual operating expenses for the Funds exceed the expense limitations listed below, excluding acquired fund fees and expenses, dividend expenses on securities sold short, and interest expenses on short sales. With respect to these limits, the Adviser waived the fees listed below during the year ended June 30, 2025.

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Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

	Expense Limitations	Total Waivers and Reimbursements for the year ended June 30, 2025
Growth Fund
Legacy Class	1.05%	$—
Institutional Class	0.90%	$—
Class A	1.30%	$—
Class C	2.05%	$—
Investor Class	1.05%	$—
Contrarian Fund
Legacy Class	1.25%	$—
Class A	1.50%	$—
Class C	2.25%	$—
Investor Class	1.25%	$—
Hedged Equity Fund
Legacy Class	1.25%	$58,300
Class A	1.50%	$4,212
Class C	2.25%	$23
Investor Class	1.25%	$4,117
Small Cap Growth Fund
Legacy Class	1.25%	$—
Institutional Class	1.10%	$194,414
Class A	1.50%	$3,013
Class C	2.25%	$—
Investor Class	1.25%	$14,084

Subject to the approval of the Board, the Funds may repay the Adviser the amounts of its reimbursement for the Funds by each share class for up to three years following the reimbursement up to the lesser of an amount not to exceed the current expense limitation of that share class or the expense limitation of that share class in effect at the time that the share class received the applicable reimbursement. This agreement will continue until October 31, 2025, and may be renewed or modified with approval of the Funds’ Board. For the year ended June 30, 2025, the Adviser recouped $80 and $5,753 from the Contrarian Fund and the Small Cap Growth Fund.

At June 30, 2025, the balance of carried forward recoupable expenses along with the year of expiration for each Fund were as follows:

	Expiration June 30,
	2025	2026	2027	2028
Growth Fund	$—	$—	$—	$—
Contrarian Fund	—	55	56	—
Hedged Equity Fund	75	35,268	84,931	66,652
Small Cap Growth Fund	—	150,864	229,986	211,511

7.

Directors and Officers: Certain Officers of the Funds are also Officers of the Adviser. Officers of the Funds who are Officers of the Adviser receive no compensation from the Funds. Each Non-Interested Director is paid an annual fee set at $40,000. An additional $5,000 is paid to each Non-Interested Director for attendance at each in-person meeting of the Board and an additional $1,000 is paid to each Non-Interested Director for participating in a telephonic meeting of

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Notes to Financial Statements (continued)

June 30, 2025

the Board. An additional $3,000 is paid to each member of the Audit or Governance Committee of the Board for attendance at an in-person Audit or Governance Committee meeting and an additional $1,000 is paid to each member of the Audit or Governance Committee of the Board for participating in a telephonic Audit or Governance Committee meeting.

An additional $10,000 is paid to the Chairman of the Board and the Chairman of a Committee of the Board. The Chairman of the Board also receives an additional $2,500 for attending each in-person meeting of the Board. The Chairman of a Committee receives an additional $2,000 for attending each in-person Committee meeting.

8.

Distribution Information: Income and long-term capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The tax character of distributions made during the fiscal year ended June 30, 2025, is as follows:

	2025 Taxable Distributions
	Ordinary Income	Net Long-Term Capital Gain	Total Distributions
Growth Fund	$—	$1,228,418	$1,228,418
Contrarian Fund	2,673,515	20,805,611	23,479,126
Hedged Equity Fund	4,511,974	1,293,987	5,805,961
Small Cap Growth Fund	—	7,681,474	7,681,474

The tax character of distributions made during the fiscal year ended June 30, 2024, is as follows:

	2024 Taxable Distributions
	Ordinary Income	Net Long-Term Capital Gain	Total Distributions
Growth Fund	$—	$—	$—
Contrarian Fund	2,596,858	28,637,139	31,233,997
Hedged Equity Fund	73,345	214,829	288,174
Small Cap Growth Fund	—	—	—

9.

Federal Income Taxes Information: It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of their taxable income to their shareholders; therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended June 30, 2025, the Funds did not incur any interest or penalties.

For the year ended June 30, 2025, the following reclassifications were made as a result of permanent differences between the financial statements and income tax reporting requirements. Reclassifications result primarily from differences in net operating losses:

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Meridian Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2025

	Increase/(Decrease) Paid-in Capital	Increase/(Decrease) Accumulated Earnings
Growth Fund	$(4,938,668)	$4,938,668
Contrarian Fund.	—	—
Hedged Equity Fund	—	—
Small Cap Growth Fund	(2,720,774)	2,720,774

The aggregate cost of investments and unrealized appreciation and depreciation, for federal income tax purposes, at June 30, 2025 is as follows:

	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Growth Fund	$682,376,198	$203,572,139	$(84,038,513)	$119,533,626
Contrarian Fund.	450,258,063	171,569,037	(27,040,768)	144,528,269
Hedged Equity Fund	46,030,323	11,901,599	(3,798,315)	8,103,284
Small Cap Growth Fund	346,076,946	80,280,913	(60,819,159)	19,461,754

	Components of Accumulated Earnings (Losses) on a Tax Basis
	Growth Fund	Contrarian Fund	Hedged Equity Fund	Small Cap Growth Fund
Undistributed ordinary income	$—	$7,220,485	$363,012	$—
Capital loss carry forward	—	—	(30,608)	—
Undistributed long-term capital gains	57,712,012	46,807,990	—	28,418,189
Unrealized appreciation/(depreciation)	119,533,950	144,528,269	8,103,376	19,462,143
Unrealized appreciation/(depreciation) - Other	—	—	(971,238)	—
Qualified late year deferred losses	(1,562,480)	—	—	(1,178,593)

Total Accumulated Earnings/(Losses)	$175,683,482	$198,556,744	$7,464,542	$46,701,739

The differences between book and tax-basis unrealized appreciations are attributable to the tax deferral of losses on wash sales, straddles, passive foreign investment companies and investment adjustments in partnerships. Late year losses incurred after December 31 within the fiscal year or period are deemed to arise on the first business day of the following fiscal year for tax purposes. The Growth Fund and Small Cap Growth Fund incurred and elected to defer such ordinary late year losses of $1,562,480 and $1,178,593, respectively.

As of June 30, 2025, Hedged Equity Fund had $30,608, long-term capital loss carryforwards available to offset future realized capital gains. The Growth Fund and Small Cap Growth Fund utilized capital loss carryforwards of $50,784,802 and $5,089,729, respectively.

10.

Subsequent Events: Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has noted no additional events that require recognition or disclosure in the financial statements.

Meridian Funds	61	www.arrowmarkpartners.com/meridian/

Report of Independent Registered Public Accounting Firm

To the Shareholders of Meridian Growth Fund, Meridian Contrarian Fund, Meridian Hedged Equity Fund, and Meridian Small Cap Growth Fund and Board of Directors of Meridian Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Meridian Fund, Inc. comprising Meridian Growth Fund, Meridian Contrarian Fund, Meridian Hedged Equity Fund, and Meridian Small Cap Growth Fund (the “Funds”) as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian, brokers, administrator, issuer, and transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.

Cleveland, Ohio

August 26, 2025

Meridian Funds	62	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

The information set forth below is for each Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2024. Please consult your tax advisor for proper treatment of this information.

For the period July 1, 2024 to June 30, 2025, the Funds reported the following terms with regard to distributions paid during the period. All information is based on financial information available as of the date of this annual report and, accordingly, is subject to change. For each item, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Pursuant to Internal Revenue Code Section 852(b)(3), the Growth Fund, Contrarian Fund, Hedged Equity Fund and Small Cap Growth Fund reported $1,228,418, $20,805,611, $1,293,987 and $7,681,474, respectively, as long-term capital gain distribution for the year ended June 30, 2025.

Pursuant to Internal Revenue Code Section 854(b)(2), the Funds listed below report a percentage of their ordinary income dividends distributed during the year ended June 30, 2025 as qualifying for the corporate dividends-received deduction:

Growth Fund	0%
Contrarian Fund	98.23%
Hedged Equity Fund	10.93%
Small Cap Growth Fund	0%

Pursuant to Section 1 (h)(11) of the Internal Revenue Code, the Funds listed below report the following amounts of their income dividends paid during the year ended June 30, 2025 as qualified dividend income (QDI):

Growth Fund	0%
Contrarian Fund	98.49%
Hedged Equity Fund	12.09%
Small Cap Growth Fund	0%

The Funds report a portion of the net income dividends distributed during the year ended June 30, 2025, as Qualified Interest Income (QII), as defined in the Internal Revenue Code as follows:

Growth Fund	0%
Contrarian Fund	22.58%
Hedged Equity Fund	34.44%
Small Cap Growth Fund	0%

The Funds report a portion of the short term capital gain dividends distributed during the year ended June 30, 2025, as Qualified Short-Term Gain, as defined in the Internal Revenue Code as follows:

Growth Fund	0%
Contrarian Fund	0%
Hedged Equity Fund	100.00%
Small Cap Growth Fund	0%

U.S. Government interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exception of these amounts from state income for the Funds.

Meridian Funds	63	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited) (continued)

U.S. Government interest:

Growth Fund	0%
Contrarian Fund	0%
Hedged Equity Fund	0%
Small Cap Growth Fund	0%

Meridian Funds	64	www.arrowmarkpartners.com/meridian/

Meridian Fund, Inc.

Other Information (Unaudited)

June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable to the period covered by this report.

Remuneration Paid to Directors, Officers and Others

Refer to the Statements of Operations included herein.

Board Consideration of Management Agreement

Not applicable to the period covered by this report.

Contact Us

By phone from 9:00 AM to 6:00 PM EST on any business day at the following if you are an:

Individual Investor:	Institutional Investor:	Financial Advisor:
(800) 446-6662	(303) 398-2929	(877) 796-3434

Key Information

Investment Adviser	Independent Registered Public Accounting Firm
ArrowMark Colorado Holdings, LLC	Cohen & Company, Ltd.
100 Fillmore Street, Suite 325	1350 Euclid Ave., Suite 800
Denver, CO 80206	Cleveland, OH 44115

Distributor	Directors and Officers
ALPS Distributors, Inc.
1290 Broadway, Suite 1000	Directors
Denver, CO 80203	James Bernard Glavin, Chairman
Guy M. Arnold
Administrator, Transfer Agent and Disbursing Agent	John S. Emrich
BNY Mellon Investment Servicing (US) Inc.	Michael S. Erickson
103 Bellevue Parkway	Edward F. Keely
Wilmington, DE 19809	Michael Stolper*

Custodian	Officers
The Bank of New York Mellon	David Corkins, President
One Wall Street	Katie Jones, Chief Financial Officer and Treasurer
New York, NY 10286	Nick McMordie, Vice President, Secretary and Chief Compliance Officer
Counsel	Kelsey Auble, Assistant Treasurer
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202	*Interested Director

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is filed under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Meridian Fund, Inc.®

By (Signature and Title)*	/s/ David J. Corkins
David J. Corkins
Principal Executive Officer and President

Date	September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David J. Corkins
David J. Corkins
Principal Executive Officer and President

Date	September 5, 2025

By (Signature and Title)*	/s/ Katie Jones
Katie Jones
Principal Financial Officer and Treasurer

Date	September 5, 2025

*	Print the name and title of each signing officer under his or her signature.